Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	JXSB
Entity Registrant Name	JACKSONVILLE BANCORP, INC.
Entity Central Index Key	0001484949
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		0
Entity Public Float			$ 0

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 2,696,107	$ 2,805,490
Federal funds sold		5,000,000
Interest-earning demand deposits in banks	4,597,604	3,582,457
Cash and cash equivalents	7,293,711	11,387,947
Interest-earning time deposits in banks	2,972,000	2,476,000
Available-for-sale securities:
Available for sale	115,387,823	102,622,048
Other investments	96,041	116,088
Loans held for sale	711,986	446,818
Loans, net of allowance for loan losses of $3,339,464 and $3,296,607 at December 31, 2012 and 2011	173,753,059	170,865,102
Premises and equipment, net of accumulated depreciation of $8,179,076 and $7,843,394 at December 31, 2012 and 2011	5,654,776	5,532,720
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	137,193	435,480
Cash surrender value of life insurance	6,612,642	4,402,602
Interest receivable	2,053,472	2,071,534
Deferred income taxes	464,548	413,110
Income taxes receivable		47,433
Mortgage servicing rights, net of valuation allowance of $129,279 and $173,791 as of December 31, 2012 and 2011	664,436	697,733
Goodwill	2,726,567	2,726,567
Other assets	1,804,184	1,934,375
Total assets	321,446,238	307,289,357
Deposits
Demand	25,220,684	22,752,901
Savings, NOW and money market	110,435,383	100,170,389
Time	122,864,662	131,316,770
Total deposits	258,520,729	254,240,060
Short-term borrowings	12,740,610	6,517,750
Deferred compensation	3,707,402	3,295,827
Advances from borrowers for taxes and insurance	832,345	740,083
Interest payable	276,757	349,121
Income taxes payable	214,115
Other liabilities	1,033,951	981,093
Total liabilities	277,325,909	266,123,934
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,908,556 - December 31, 2012 and 1,920,955 - December 31, 2011	19,086	19,210
Additional paid-in capital	15,943,273	16,066,624
Retained earnings	25,585,757	22,767,719
Accumulated other comprehensive income	2,896,593	2,672,490
Unallocated ESOP shares	(324,380)	(360,620)
Total stockholders' equity	44,120,329	41,165,423
Total liabilities and stockholders' equity	321,446,238	307,289,357
Investment Securities
Available-for-sale securities:
Available for sale	63,431,342	62,257,962
Mortgage-backed Securities
Available-for-sale securities:
Available for sale	$ 51,956,481	$ 40,364,086

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans, allowance for loan losses	$ 3,339,464	$ 3,296,607
Premises and equipment, accumulated depreciation	8,179,076	7,843,394
Mortgage servicing rights, valuation allowance	$ 129,279	$ 173,791
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000
Common stock, issued	1,908,556	1,920,955

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and Fee Income
Loans, including fees	$ 9,975,109	$ 10,696,562
Debt securities
Taxable	361,183	584,342
Tax-exempt	1,606,535	1,446,810
Mortgage-backed securities	801,400	1,129,544
Other	47,006	10,021
Total income	12,791,233	13,867,279
Interest Expense
Deposits	2,288,065	2,862,768
Short-term borrowings	14,916	16,187
Federal Home Loan Bank advances	19	473
Total interest expense	2,303,000	2,879,428
Net Interest Income	10,488,233	10,987,851
Provision for loan losses	490,000	625,000
Net Interest Income After Provision for Loan Losses	9,998,233	10,362,851
Noninterest Income
Fiduciary activities	289,947	236,838
Commission income	972,082	1,332,247
Service charges on deposit accounts	863,465	922,916
Mortgage banking operations, net	578,735	304,793
Net realized gains on sales of available-for-sale securities	1,158,535	281,810
Loan servicing fees	360,756	369,046
Increase in cash surrender value of life insurance	202,465	156,112
Other	456,243	392,121
Total noninterest income	4,882,228	3,995,883
Noninterest Expense
Salaries and employee benefits	6,452,122	6,229,964
Occupancy and equipment	979,690	1,010,415
Data processing and telecommunications	534,549	560,396
Professional	259,382	195,870
Marketing	128,550	115,790
Postage and office supplies	265,773	281,595
Deposit insurance premium	157,491	228,925
Impairment on mortgage servicing rights asset		58,818
Other	1,198,393	1,132,184
Total noninterest expense	9,975,950	9,813,957
Income Before Income Taxes	4,904,511	4,544,777
Provision for Income Taxes	1,337,487	1,259,094
Net Income	$ 3,567,024	$ 3,285,683
Basic Earnings Per Share	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 1.89	$ 1.74
Cash Dividends Per Share	$ 0.4	$ 0.3

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 3,567,024	$ 3,285,683
Other Comprehensive Income
Unrealized appreciation on available-for-sale securities, net of taxes of $509,349 and $1,550,239, for 2012 and 2011, respectively	988,737	3,009,287
Less: reclassification adjustment for realized gains included in net income, net of taxes of $393,901 and $95,815, for 2012 and 2011, respectively	764,634	185,995
Other comprehensive income	224,103	2,823,292
Comprehensive Income	$ 3,791,127	$ 6,108,975

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized appreciation (depreciation) on available-for-sale securities, taxes	$ 509,349	$ 1,550,239
Reclassification adjustment for realized gains (losses) included in net income, taxes	$ 393,901	$ 95,815

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP
Beginning Balance at Dec. 31, 2010	$ 35,678,150	$ 19,237	$ 16,159,960	$ 20,045,095	$ (150,802)	$ (395,340)
Beginning Balance (in shares) at Dec. 31, 2010		1,923,689
Net income	3,285,683			3,285,683
Other comprehensive income	2,823,292				2,823,292
Stock repurchases (in shares)		(10,000)
Stock repurchases	(138,000)	(100)	(137,900)
Exercise of stock options (in shares)	21,661	21,661
Exercise of stock options	211,568	217	211,351
Less purchase/retirement of stock (in shares)		(14,395)
Less purchase/retirement of stock	(181,941)	(144)	(181,797)
Tax benefit of nonqualified options	4,609		4,609
Common shares held by ESOP, committed to be released	45,121		10,401			34,720
Dividends on common stock, $.30 in 2011 and $.40 in 2012 per share	(563,059)			(563,059)
Ending Balance at Dec. 31, 2011	41,165,423	19,210	16,066,624	22,767,719	2,672,490	(360,620)
Ending Balance (in shares) at Dec. 31, 2011		1,920,955
Net income	3,567,024			3,567,024
Other comprehensive income	224,103				224,103
Stock repurchases (in shares)		(13,600)
Stock repurchases	(230,520)	(136)	(230,384)
Exercise of stock options (in shares)	1,201	1,201
Exercise of stock options	15,499	12	15,487
Tax benefit of nonqualified options	1,291		1,291
Stock-based compensation expense	67,931		67,931
Common shares held by ESOP, committed to be released	58,564		22,324			36,240
Dividends on common stock, $.30 in 2011 and $.40 in 2012 per share	(748,986)			(748,986)
Ending Balance at Dec. 31, 2012	$ 44,120,329	$ 19,086	$ 15,943,273	$ 25,585,757	$ 2,896,593	$ (324,380)
Ending Balance (in shares) at Dec. 31, 2012		1,908,556

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends, per share	$ 0.4	$ 0.3

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 3,567,024	$ 3,285,683
Items not requiring (providing) cash
Depreciation and amortization	337,710	321,730
Provision for loan losses	490,000	625,000
Amortization of premiums and discounts on securities and loans	774,638	516,317
Deferred income taxes	(166,886)	(246,539)
Net realized gains on available-for-sale securities	(1,158,535)	(281,810)
Amortization of mortgage servicing rights	342,296	276,014
Impairment of mortgage servicing rights asset		58,818
Increase in cash surrender value of life insurance	(210,040)	(163,687)
Gains on sales of foreclosed assets	(45,046)	(19,840)
Shares held by ESOP committed to be released	58,564	45,121
Stock-based compensation expense	67,931
Changes in
Interest receivable	18,062	(198,755)
Other assets	(478,201)	(164,597)
Interest payable	(72,364)	(207,136)
Other liabilities	464,433	54,711
Origination of loans held for sale	(52,330,075)	(32,048,301)
Proceeds from sales of loans held for sale	52,676,939	32,227,052
Net cash provided by operating activities	4,336,450	4,079,781
Investing Activities
Net change in interest-earning time deposits	(496,000)	(2,476,000)
Purchases of available-for-sale securities	(73,126,783)	(48,099,957)
Proceeds from maturities and payments of available-for-sale securities	20,365,257	16,020,469
Proceeds from the sales of available-for-sale investments and other investments	40,704,778	28,375,527
Purchase of bank owned life insurance	(2,000,000)
Net change in loans	(3,375,471)	4,646,656
Purchase of premises and equipment	(459,766)	(195,376)
Proceeds from the sale of foreclosed assets	324,224	334,047
Net cash provided by investing activities	(18,063,761)	(1,394,634)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	12,732,777	11,778,838
Net decrease in certificates of deposit	(8,452,108)	(13,962,425)
Net increase in short-term borrowings	6,222,860	2,499,515
Net increase in advances from borrowers for taxes and insurance	92,262	110,295
Stock repurchase	(230,520)	(138,000)
Proceeds from stock options exercised	16,790	34,236
Dividends paid	(748,986)	(563,059)
Net cash provided by (used in) financing activities	9,633,075	(240,600)
Increase (Decrease) in Cash and Cash Equivalents	(4,094,236)	2,444,547
Cash and Cash Equivalents at Beginning of Year	11,387,947	8,943,400
Cash and Cash Equivalents at End of Year	7,293,711	11,387,947
Supplemental Cash Flows Information
Interest paid	2,375,364	3,086,564
Income taxes paid	1,243,000	1,676,000
Sale and financing of foreclosed assets	229,550	149,834
Real estate acquired in settlement of loans	261,532	460,996
Dividends declared not paid		144,073
Exercise and retirement of shares in stock option plan	$ 15,499	$ 29,627

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies
Note 1:	Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Jacksonville Bancorp, Inc. (the “Company”) is a Maryland corporation.  The Company owns 100% of Jacksonville Savings Bank (the “Bank”).  The Bank was founded in 1916 as an Illinois-chartered savings and loan association and converted to an Illinois-chartered savings bank in 1992.  The Bank is headquartered in Jacksonville, Illinois and operates six branches in addition to its main office.  The Bank’s deposits have been federally insured since 1945 by the Federal Deposit Insurance Corporation (“FDIC”).  The Bank has been a member of the Federal Home Loan Bank (“FHLB”) System since 1932.

The Bank is a community-oriented savings bank engaged primarily in the business of attracting retail deposits from the general public in the Bank’s market area and using such funds together with borrowings and funds from other sources to originate consumer loans and mortgage loans secured by one-to-four family residential real estate.  The Bank also originates commercial real estate loans, multi-family real estate loans, commercial business loans, and agricultural loans.  When possible, the Bank emphasizes the origination of mortgage loans with adjustable interest rates (“ARM”), as well as fixed-rate balloon loans with terms ranging from three to five years, consumer loans, which are primarily home equity loans secured by second mortgages, commercial business loans, and agricultural loans.  The Bank also offers trust and investment services.  The investment center, Berthel Fisher and Company Financial Services, Inc., is operated through the Bank’s wholly-owned subsidiary, Financial Resources Group, Inc.

The Company is subject to competition from other financial institutions and nonfinancial institutions providing financial products.  Additionally, the Company is subject to the regulations of certain regulatory agencies and undergoes periodic examinations by those regulatory agencies.

The significant accounting and reporting policies of the Company and its subsidiary follow:

Principles of Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of the Company, the Bank and the Bank’s wholly owned subsidiary, Financial Resources Group, Inc.  Significant intercompany accounts and transactions have been eliminated in consolidation.  Based on the Company’s approach to decision making, it has decided that its business is comprised of a single segment.

The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America and conform to predominate practice within the banking industry.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, fair value of securities, valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, valuation of loan servicing rights, valuation of deferred tax assets and goodwill impairment.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, cash equivalents consisted primarily of federal funds sold and interest-earning demand deposits in banks.

At December 31, 2012, the Company’s cash accounts did not exceed federally insured limits.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012, at all FDIC-insured institutions.  This legislation expired on December 31, 2012.  Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Interest-earning Time Deposits in Banks

Interest-earning time deposits in banks are generally short-term and are carried at cost.

Securities

Available-for-sale securities, which include any security for which the Company has no immediate plan to sell but which may be sold in the future, are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost when the Company does not intend to sell a debt security, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Other Investments

Other investments at December 31, 2012 and 2011 include local municipal bonds and equity investments in local community development organizations.  The municipal bonds mature ratably through the year 2020.  These securities have no readily ascertainable market value and are carried at cost.

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes collectibility of the principal is unlikely.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.  Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements	35-40 years
Equipment	3-5 years

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is a required investment for institutions that are members of the Federal Home Loan Bank system.  The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in income or expense from foreclosed assets.

Bank-owned Life Insurance

Bank-owned life insurance policies are reflected on the consolidated balance sheets at the estimated cash surrender value.  Changes in the cash surrender value are reflected in noninterest income in the consolidated statements of income.

Goodwill

Goodwill is evaluated annually for impairment.  A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill.  If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment.  If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value.  Subsequent increases in goodwill value are not recognized in the financial statements.  The goodwill was not deemed impaired as of December 31, 2012 or 2011.

Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets.  Under the servicing assets and liabilities accounting guidance (ASC 860-50), servicing rights resulting from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  These variables change from quarter to quarter as market conditions and projected interest rates change.

The Company subsequently measures each class of servicing asset using either the fair value or the amortization method.  The Company has elected to subsequently measure the mortgage servicing rights under the amortization method.  Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income.  The amortized assets are assessed for impairment or increased obligation based on fair value at each reporting date.  Each class of separately recognized servicing assets subsequently measured using the amortization method are evaluated and measured for impairment.  Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche.  The valuation allowance is adjusted to reflect changes in the measurement of impairment after the initial measurement of impairment.  Changes in valuation allowances are reported as a separate line item in noninterest expense on the income statement.  Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned in loan servicing fees in non-interest income.  The amortization of mortgage servicing rights is netted from the gains on sale of loans, both cash gains as well as the capitalized gains, and is included in mortgage banking operations, net in non-interest income.

Stock Options

At December 31, 2012 and 2011, the Company has a stock-based employee compensation plan, which is described more fully in Note 14.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company — put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense:  current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to the management’s judgment.  With a few exceptions, the Company is no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2009.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.

Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during each period.  Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes.  Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities.

Trust Assets

Assets held in fiduciary or agency capacities are not included in the consolidated balance sheets since such items are not assets of the Company.  Fees from trust activities are recorded as revenue over the period in which the service is provided.  Fees are a function of the market value of assets managed and administered, the volume of transactions, and fees for other services rendered, as set forth in the underlying client agreement with the Trust Department.  This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.  Generally, the actual trust fee is charged to each account on a quarterly basis.  Any out of pocket expenses or services not typically covered by the fee schedule for trust activities are charged directly to the trust account on a gross basis as trust revenue is incurred.  The Company managed or administered approximately 110 and 100 trust accounts with assets totaling approximately $79.8 million and $70.9 million at December 31, 2012 and 2011, respectively.

Recent and Future Accounting Requirements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements by U.S. GAAP and IFRSs.  The amendments in this ASU generally represent clarifications of FASB ASC Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively.  For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011.  Early application by public entities was not permitted.  The adoption of this ASU is reflected in the footnotes.

In June 2011, the FASB issued ASU No. 2011-05, Amendments to Topic 220, Comprehensive Income.  Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this ASU should be applied retrospectively.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Early adoption was permitted.  The Company retrospectively adopted this ASU during the first quarter of 2012 with separate condensed consolidated statements of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.  The update provides entities with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments enacted by ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for the nonpublic entities, have not yet been made available for issuance.  The adoption of this update did not have any impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 requires an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  ASU 2011-11 was effective for annual reporting periods beginning on or after January 1, 2012, and interim periods within those annual periods.  Retrospective disclosure was required for all comparative periods presented.  The adoption of this update did not have any impact on the Company’s consolidated financial position or results of operations.

Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restriction on Cash and Due From Banks
Note 2:	Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2012 and 2011, was $1,327,000 and $1,328,000, respectively.

Securities	12 Months Ended
Dec. 31, 2012
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2012:
U.S. Government and federal agencies	$10,090,835	$248,601	$(10,556)	$10,328,880
Mortgage-backed securities (Government-sponsored enterprises - residential)	50,917,555	1,134,245	(95,319)	51,956,481
Municipal bonds	49,990,655	3,264,169	(152,362)	53,102,462

	$110,999,045	$4,647,015	$(258,237)	$115,387,823

December 31, 2011:
U.S. Government and federal agencies	$14,132,240	$211,540	$(8,137)	$14,335,643
Mortgage-backed securities (Government-sponsored enterprises - residential)	39,479,133	905,509	(20,556)	40,364,086
Municipal bonds	44,961,448	2,995,639	(34,768)	47,922,319

	$98,572,821	$4,112,688	$(63,461)	$102,622,048

The amortized cost and fair value of available-for-sale securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$101,779	$102,867
One to five years	10,950,852	11,503,003
Five to ten years	25,391,965	26,755,049
After ten years	23,636,894	25,070,423
	60,081,490	63,431,342
Mortgage-backed securities	50,917,555	51,956,481

Totals	$110,999,045	$115,387,823

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $24,370,760 at December 31, 2012 and $25,424,309 at December 31, 2011.

The carrying value of securities sold under agreements to repurchase amounted to $13,705,583 and $6,784,967 at December 31, 2012 and 2011, respectively.

Gross gains of $1,158,693 and $281,810 and gross losses of $(158) and $0 resulting from sales of available-for-sale securities were realized for 2012 and 2011, respectively.  The tax provision applicable to these net realized gains amounted to $393,902 and $95,815, respectively.

Certain investments in debt securities are reported in the consolidated financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2012 and 2011, was $23,955,743 and $9,260,036, which is approximately 21% and 9%, respectively, of the Company’s available-for-sale investment portfolio.  The declines primarily resulted from recent changes in market interest rates.

Management believes the declines in fair value for these securities are temporary.

The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$545,291	$(10,556)	$—	$—	$545,291	$(10,556)
Mortgage-backed securities (Government-sponsored enterprises - residential)	16,172,999	(95,319)	—	—	16,172,999	(95,319)
Municipal bonds	7,237,453	(152,362)	—	—	7,237,453	(152,362)

Total temporarily impaired securities	$23,955,743	$(258,237)	$—	$—	$23,955,743	$(258,237)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$1,491,864	$(8,137)	$—	$—	$1,491,864	$(8,137)
Mortgage-backed securities (Government-sponsored enterprises - residential)	4,910,314	(18,488)	623,455	(2,068)	5,533,769	(20,556)
Municipal bonds	2,234,403	(34,768)	—	—	2,234,403	(34,768)

Total temporarily impaired securities	$8,636,581	$(61,393)	$623,455	$(2,068)	$9,260,036	$(63,461)

U.S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Residential Mortgage-backed Securities

The unrealized losses on the Company’s investment in residential mortgage-backed securities were caused by interest rate increases.  The Company expects to recover the amortized cost basis over the term of the securities.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Municipal Bonds

The unrealized losses on the Company’s investments in securities of municipal bonds were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Classes of loans at December 31, include:

	2012	2011

Mortgage loans on real estate
Residential 1-4 family	$41,386,147	$39,472,008
Commercial	30,973,177	40,169,813
Agricultural	37,392,116	29,971,649
Home equity	12,733,963	16,042,788
Total mortgage loans on real estate	122,485,403	125,656,258

Commercial loans	29,046,437	23,198,454
Agricultural	10,982,491	9,590,745
Consumer	14,571,819	15,755,973
	177,086,150	174,201,430

Less
Net deferred loan fees	(6,373)	39,721
Allowance for loan losses	3,339,464	3,296,607

Net loans	$173,753,059	$170,865,102

The Company believes that sound loans are a necessary and desirable means of employing funds available for investment.  Recognizing the Company’s obligations to its depositors and to the communities it serves, authorized personnel are expected to seek to develop and make sound, profitable loans that resources permit and that opportunity affords.  The Company maintains lending policies and procedures in place designed to focus lending efforts on the types, locations, and duration of loans most appropriate for the business model and markets.  The Company’s principal lending activities include the origination of one-to four-family residential mortgage loans, multi-family loans, commercial real estate loans, agricultural loans, home equity lines of credits, commercial business loans, and consumer loans.  The primary lending market includes the Illinois counties of Morgan, Macoupin and Montgomery.  Generally, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals.  The loans are expected to be repaid from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are derived from a number of sources such as real estate broker referrals, existing customers, builders, attorneys and walk-in customers.  Upon receipt of a loan application, a credit report is obtained to verify specific information relating to the applicant’s employment, income, and credit standing.  In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company.  A loan application file is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness, and verifies the information provided.  The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval.  The board of directors has established individual lending authorities for each loan officer by loan type.  Loans over an individual officer’s lending limit must be approved by the officers’ loan committee consisting of the chairman of the board, president, chief lending officer and all lending officers, which meets three times a week, and has lending authority up to $500,000 depending on the type of loan.  Loans with a principal balance over this limit, up to $1.0 million, must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, president, senior vice president, chief lending officer and at least two outside directors, plus all lending officers as non-voting members.  The board of directors approves all loans with a principal balance over $1.0 million.  The board of directors ratifies all loans that are originated.  Once the loan is approved, the applicant is informed and a closing date is scheduled.  Loan commitments are typically funded within 30 days.

If the loan is approved, the borrower must provide proof of fire and casualty insurance on the property serving as collateral which insurance must be maintained during the full term of the loan; flood insurance is required in certain instances.  Title insurance or an attorney’s opinion based on a title search of the property is generally required on loans secured by real property.

One-to-Four Family Mortgage Loans - Historically, the primary lending origination activity has been one-to-four family, owner-occupied, residential mortgage loans secured by property located in the Company’s market area.  The Company generates loans through marketing efforts, existing customers and referrals, real estate brokers, builders and local businesses.  Generally, one-to-four family loan originations are limited to the financing of loans secured by properties located within the Company’s market area.

Fixed-rate one-to-four family residential mortgage loans are generally conforming loans, underwritten according to secondary market guidelines.  The Company generally originates both fixed- and adjustable-rate mortgage loans in amounts up to the maximum conforming loan limits established by the Federal Housing Finance Agency for the secondary market.

The Company originates for resale to the secondary market fixed-rate one-to-four family residential mortgage loans with terms of 15 years or more.  The fixed-rate mortgage loans amortize monthly with principal and interest due each month.  Residential real estate loans often remain outstanding for significantly shorter periods than their contractual terms because borrowers may refinance or prepay loans at their option.  The Company offers fixed-rate one-to-four family residential mortgage loans with terms of up to 30 years without prepayment penalty.

The Company currently offers adjustable-rate mortgage loans for terms ranging up to 30 years.  They generally offer adjustable-rate mortgage loans that adjust between one and five years on the anniversary date of origination.  Interest rate adjustments are up to two hundred basis points per year, with a cap of up to six hundred basis points on interest rate increases over the life of the loan.  In a rising interest rate environment, such rate limitations may prevent adjustable-rate mortgage loans from repricing to market interest rates, which would have an adverse effect on the net interest income.  In the low interest rate environment that has existed over the past two years, the adjustable-rate portfolio has repriced downward resulting in lower interest income from this portion of the loan portfolio.  The Company has used different interest indices for adjustable-rate mortgage loans in the past such as the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years.  The origination of fixed-rate mortgage loans versus adjustable-rate mortgage loans is monitored on an ongoing basis and is affected significantly by the level of market interest rates, customer preference, interest rate risk position and competitors’ loan products.

Adjustable-rate mortgage loans make the loan portfolio more interest rate sensitive and provides an alternative for those borrowers who meet the underwriting criteria, but are unable to qualify for a fixed-rate mortgage.  However, as the interest income earned on adjustable-rate mortgage loans varies with prevailing interest rates, such loans do not offer predictable cash flows in the same manner as long-term, fixed-rate loans.  Adjustable-rate mortgage loans carry increased credit risk associated with potentially higher monthly payments by borrowers as general market interest rates increase.  It is possible that during periods of rising interest rates that the risk of delinquencies and defaults on adjustable-rate mortgage loans may increase due to the upward adjustment of interest costs to the borrower, resulting in increased loan losses.

Residential first mortgage loans customarily include due-on-sale clauses, which gives the Company the right to declare a loan immediately due and payable in the event, among other things, that the borrower sells or otherwise disposes of the underlying real property serving as collateral for the loan.  Due-on-sale clauses are a means of imposing assumption fees and increasing the interest rate on mortgage portfolio during periods of rising interest rates.

When underwriting residential real estate loans, the Company reviews and verifies each loan applicant’s income and credit history.  Management believes that stability of income and past credit history are integral parts in the underwriting process.  Generally, the applicant’s total monthly mortgage payment, including all escrow amounts, is limited to 28% of the applicant’s total monthly income.  In addition, total monthly obligations of the applicant, including mortgage payments, should not generally exceed 38% of total monthly income.  Written appraisals are generally required on real estate property offered to secure an applicant’s loan.  For one-to-four family real estate loans with loan to value ratios of over 80%, private mortgage insurance is required.  Fire and casualty insurance is also required on all properties securing real estate loans.  Title insurance, or an attorney’s title opinion, may be required, as circumstances warrant.

The Company does not offer an “interest only” mortgage loan product on one-to-four family residential properties (where the borrower pays interest for an initial period, after which the loan converts to a fully amortizing loan).  They also do not offer loans that provide for negative amortization of principal, such as “Option ARM” loans, where the borrower can pay less than the interest owed on the loan, resulting in an increased principal balance during the life of the loan.  The Company does not offer a “subprime loan” program (loans that generally target borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios) or Alt-A loans (traditionally defined as loans having less than full documentation).

Commercial and Agricultural Real Estate Loans - The Company originates and purchases commercial and agricultural real estate loans.  Commercial and agricultural real estate loans are secured primarily by improved properties such as farms, retail facilities and office buildings, churches and other non-residential buildings.  The maximum loan-to-value ratio for commercial and agricultural real estate loans originated is generally 80%.  The commercial and agricultural real estate loans are generally written up to terms of five years with adjustable interest rates.  The rates are generally tied to the prime rate and generally have a specified floor.  Many of the adjustable-rate commercial real estate loans are not fully amortizing and therefore require a “balloon” payment at maturity.  The Company purchases from time to time commercial real estate loan participations primarily from outside the Company’s market area.  All participation loans are approved following a review to ensure that the loan satisfies the underwriting standards.

Underwriting standards for commercial and agricultural real estate loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The income approach is primarily utilized to determine whether income generated from the applicant’s business or real estate offered as collateral is adequate to repay the loan.  There is an emphasis on the ratio of the property’s projected net cash flow to the loan’s debt service requirement (generally requiring a minimum ratio of 120%).  In underwriting a loan, the value of the real estate offered as collateral in relation to the proposed loan amount is considered.  Generally, the loan amount cannot be greater than 80% of the value of the real estate.  Written appraisals are usually obtained from either licensed or certified appraisers on all commercial and agricultural real estate loans in excess of $250,000.  Creditworthiness of the applicant is assessed by reviewing a credit report, financial statements and tax returns of the applicant, as well as obtaining other public records regarding the applicant.

Loans secured by commercial and agricultural real estate generally involve a greater degree of credit risk than one-to-four family residential mortgage loans and carry larger loan balances.  This increased credit risk is a result of several factors, including the effects of general economic conditions on income producing properties and the successful operation or management of the properties securing the loans.  Furthermore, the repayment of loans secured by commercial and agricultural real estate is typically dependent upon the successful operation of the related business and real estate property.  If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Commercial and Agricultural Business Loans - The Company originates commercial and agricultural business loans to borrowers located in the Company’s market area which are secured by collateral other than real estate or which can be unsecured.  Commercial business loan participations are also purchased from other lenders, which may be made to borrowers outside the Company’s market area.  Commercial and agricultural business loans are generally secured by accounts receivable, equipment, and inventory and generally are offered with adjustable rates tied to the prime rate or the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years and various terms of maturity generally from three years to five years.  Unsecured business loans are originated on a limited basis in those instances where the applicant’s financial strength and creditworthiness has been established.  Commercial and agricultural business loans generally bear higher interest rates than residential loans, but they also may involve a higher risk of default since their repayment is generally dependent on the successful operation of the borrower’s business.  Personal guarantees are generally obtained from the borrower or a third party as a condition to originating its business loans.

Underwriting standards for commercial and agricultural business loans include a determination of the applicant’s ability to meet existing obligations and payments on the proposed loan from normal cash flows generated in the applicant’s business.  Financial strength of each applicant is assessed through the review of financial statements and tax returns provided by the applicant.  The creditworthiness of an applicant is derived from a review of credit reports as well as a search of public records.  Business loans are periodically reviewed following origination.  Financial statements are requested at least annually and review them for substantial deviations or changes that might affect repayment of the loan.  Loan officers also visit the premises of borrowers to observe the business premises, facilities, and personnel and to inspect the pledged collateral.  Underwriting standards for business loans are different for each type of loan depending on the financial strength of the applicant and the value of collateral offered as security.

Home Equity and Consumer Loans – The Company originates home equity and other consumer loans.  Home equity loans and lines of credit are generally secured by the borrower’s principal residence.  The maximum amount of a home equity loan or line of credit is generally 95% of the appraised value of a borrower’s real estate collateral less the amount of any prior mortgages or related liabilities.  Home equity loans and lines of credit are approved with both fixed and adjustable interest rates which are determined based upon market conditions.  Such loans may be fully amortized over the life of the loan or have a balloon feature.  Generally, the maximum term for home equity loans is 10 years.

The principal types of other consumer loans offered are loans secured by automobiles, deposit accounts, and mobile homes.  Unsecured consumer loans are also generated.  Consumer loans are generally offered on a fixed-rate basis.  Automobile loans with maturities of up to 60 months are offered for new automobiles.  Loans secured by used automobiles will have maximum terms which vary depending upon the age of the automobile.  Automobile loans with a loan-to-value ratio below the greater of 80% of the purchase price or 100% of NADA loan value are generally originated, although in the case of a new car loan the loan-to-value ratio may be greater or less depending on the borrower’s credit history, debt to income ratio, home ownership and other banking relationships with the Company.

Underwriting standards for consumer loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The stability of the applicant’s monthly income may be determined by verification of gross monthly income from primary employment, and additionally from any verifiable secondary income.  The length of employment with the borrower’s present employer is also considered, as well as the amount of time the borrower has lived in the local area.  Creditworthiness of the applicant is of primary consideration; however, the underwriting process also includes a comparison of the value of the collateral in relation to the proposed loan amount.

Consumer loans entail greater risks than one-to-four family residential mortgage loans, particularly consumer loans secured by rapidly depreciating assets such as automobiles or loans that are unsecured.  In such cases, collateral repossessed after a default may not provide an adequate source of repayment of the outstanding loan balance because of damage, loss or depreciation.  Further, consumer loan payments are dependent on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.  Such events would increase the risk of loss on unsecured loans.  Finally, the application of various Federal and state laws, including Federal and state bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans in the event of a default.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

December 31, 2012
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Provision charged to expense	99,055	(11,157)	34,414	219,102	(14,498)	86,076	74,224	2,784	490,000
Losses charged off	(82,192)	(356,270)	—	—	—	(80,126)	(66,958)	—	(585,546)
Recoveries	26,943	88,715	—	3,285	—	13,637	5,823	—	138,403
Balance, end of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Ending balance: individually evaluated for impairment	$—	$262,177	$—	$610,779	$—	$—	$6,185	$—	$879,141
Ending balance: collectively evaluated for impairment	$741,029	$566,696	$149,568	$323,472	$43,930	$328,996	$145,289	$161,343	$2,460,323

Loans:
Ending balance	$41,386,147	$30,973,177	$37,392,116	$29,046,437	$10,982,491	$12,733,963	$14,571,819	$—	$177,086,150
Ending balance: individually evaluated for impairment	$339,513	$1,603,956	$—	$728,672	$—	$56,677	$14,392	$—	$2,743,210
Ending balance: collectively evaluated for impairment	$41,046,634	$29,369,221	$37,392,116	$28,317,765	$10,982,491	$12,677,286	$14,557,427	$—	$174,342,940

December 31, 2011
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$561,309	$1,193,928	$92,988	$472,376	$58,250	$300,257	$163,690	$121,487	$2,964,285
Provision charged to expense	266,296	195,118	22,166	83,654	178	26,863	(6,347)	37,072	625,000
Losses charged off	(130,382)	(306,303)	—	—	—	(24,904)	(25,289)	—	(486,878)
Recoveries	—	24,842	—	155,834	—	7,193	6,331	—	194,200
Balance, end of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Ending balance: individually evaluated for impairment	$36,300	$357,880	$—	$296,149	$—	$—	$—	$—	$690,329
Ending balance: collectively evaluated for impairment	$660,923	$749,705	$115,154	$415,715	$58,428	$309,409	$138,385	$158,559	$2,606,278

Loans:
Ending balance	$39,472,008	$40,169,813	$29,971,649	$23,198,454	$9,590,745	$16,042,788	$15,755,973	$—	$174,201,430
Ending balance: individually evaluated for impairment	$551,921	$1,727,406	$—	$552,814	$—	$29,353	$7,569	$—	$2,869,063
Ending balance: collectively evaluated for impairment	$38,920,087	$38,442,407	$29,971,649	$22,645,640	$9,590,745	$16,013,435	$15,748,404	$—	$171,332,367

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on all loans at origination.  In addition, lending relationships over $500,000, new commercial and commercial real estate loans, and watch list credits are reviewed annually by our loan review department in order to verify risk ratings.  The Company uses the following definitions for risk ratings:

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  During the periods presented, none of our loans were classified as Doubtful.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2012 and 2011:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2012	2011	2012	2011	2012	2011	2012	2011

Pass	$38,123,451	$36,040,795	$28,283,081	$36,936,906	$37,392,116	$29,567,057	$28,301,663	$22,253,904
Special Mention	1,273,558	1,642,602	187,936	574,484	—	404,592	849	3,402
Substandard	1,989,138	1,788,611	2,502,160	2,658,423	—	—	743,925	941,148

Total	$41,386,147	$39,472,008	$30,973,177	$40,169,813	$37,392,116	$29,971,649	$29,046,437	$23,198,454

	Agricultural Business		Home Equity		Consumer
	2012	2011	2012	2011	2012	2011

Pass	$10,982,491	$9,336,899	$11,919,440	$14,746,631	$14,291,487	$15,409,729
Special Mention	—	253,846	272,563	278,323	111,945	153,316
Substandard	—	—	541,960	1,017,834	168,387	192,928

Total	$10,982,491	$9,590,745	$12,733,963	$16,042,788	$14,571,819	$15,755,973

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2012 and 2011:

	December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$727,315	$213,126	$984,996	$1,925,437	$39,460,710	$41,386,147	$—
Agricultural real estate	—	—	—	—	37,392,116	37,392,116	—
Commercial real estate	—	—	279,622	279,622	30,693,555	30,973,177	—
Agricultural business	—	—	—	—	10,982,491	10,982,491	—
Commercial	—	—	—	—	29,046,437	29,046,437	—
Home equity	158,414	70,596	136,508	365,518	12,368,445	12,733,963	—
Consumer	181,171	64,390	33,692	279,253	14,292,566	14,571,819	—

Total	$1,066,900	$348,112	$1,434,818	$2,849,830	$174,236,320	$177,086,150	$—

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$289,337	$161,654	$1,020,862	$1,471,853	$38,000,155	$39,472,008	$—
Agricultural real estate	—	—	—	—	29,971,649	29,971,649	—
Commercial real estate	75,924	—	48,428	124,352	40,045,461	40,169,813	—
Agricultural business	—	—	—	—	9,590,745	9,590,745	—
Commercial	—	—	—	—	23,198,454	23,198,454	—
Home equity	511,562	50,455	197,191	759,208	15,283,580	16,042,788	—
Consumer	156,404	126,077	37,337	319,818	15,436,155	15,755,973	—

Total	$1,033,227	$338,186	$1,303,818	$2,675,231	$171,526,199	$174,201,430	$—

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses.  Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans.  The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms.  Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection.  Restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$339,513	$339,513	$—	$343,593	$17,163	$16,909
Commercial real estate	201,135	201,135	—	205,756	27,727	16,136
Consumer	8,207	8,207	—	9,795	495	422
Home equity	56,677	56,677	—	57,934	4,087	4,162
Loans with a specific valuation allowance
Commercial real estate	1,402,821	1,402,821	262,177	1,443,005	91,130	91,075
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	6,185	6,185	6,185	7,096	573	576
Total:
1-4 family	339,513	339,513	—	343,593	17,163	16,909
Commercial real estate	1,603,956	1,603,956	262,177	1,648,761	118,857	107,211
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	14,392	14,392	6,185	16,891	1,068	998
Home equity	56,677	56,677	—	57,934	4,087	4,162

Total	$2,743,210	$2,743,210	$879,141	$2,848,158	$186,062	$182,178

	December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$235,856	$235,856	$—	$249,103	$10,446	$11,162
Commercial real estate	69,249	69,249	—	71,972	457	254
Commercial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Home equity	29,353	29,353	—	21,954	1,933	1,605
Loans with a specific valuation allowance
1-4 family	316,065	316,065	36,300	368,040	25,241	18,341
Commercial real estate	1,658,157	1,658,157	357,880	1,726,905	88,084	117,289
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	—	—	—	—	—	—
Total:
1-4 family	551,921	551,921	36,300	617,143	35,687	29,503
Commercial real estate	1,727,406	1,727,406	357,880	1,798,877	88,541	117,543
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	29,353	29,353	—	21,954	1,933	1,605

Total	$2,869,063	$2,869,063	$690,329	$3,038,339	$163,390	$185,279

Included in certain loan categories in the impaired loans are troubled debt restructurings (TDR’s), where economic concessions have been granted to borrowers who have experienced financial difficulties, that were classified as impaired.  These concessions typically result from our loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  TDR’s are considered impaired at the time of restructuring and typically are returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period of at least six months.

When loans are modified into a TDR, the Company evaluates any possible impairment similar to other impaired loans based on the present value of expected cash flows, discounted at the contractual interest rate of the original loan agreement, or based upon on the current fair value of the collateral, less selling costs for collateral dependent loans.  If the Company determined that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.  In periods subsequent to modification, the Company evaluates all TDR’s, including those that have payment defaults, for possible impairment and recognizes impairment through the allowance.

During the quarter ended September 30, 2011, the Company adopted ASU 2011-02.  The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired.  As a result of adopting ASU 2011-02, the Company reassessed all restructurings that occurred on or after January 1, 2011, the beginning of our fiscal year, for identification of TDR’s.  The Company identified no loans as troubled debt restructurings for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology.  Thereafter, there was no additional impact to the allowance for loan losses as a result of the adoption.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$267,916	$213,966
Agricultural real estate	—	—
Commercial real estate	1,011,350	1,075,483
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	125,588
Consumer	91,206	83,962

Total	$2,155,866	$1,976,797

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$127,399	$131,990
Agricultural real estate	—	—
Commercial real estate	983,450	1,007,723
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	95,769
Consumer	89,045	83,962

Total	$1,985,288	$1,797,242

The following table presents loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011.

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	2	$70,739	3	$178,046
Agricultural real estate	—	—	—	—
Commercial real estate	—	—	2	938,474
Agricultural business	—	—	—	—
Commercial	2	266,968	5	143,814
Home equity	3	21,422	2	95,769
Consumer	3	20,513	1	3,430

Total	10	$379,642	13	$1,359,533

2012 Modifications

The Company modified two one-to-four family residential real estate loans, with a recorded investment of $70,739, which were deemed to be TDR’s.  One of the modifications was made to change the payment schedule to interest-only for a period of time.  One of the loans was restructured with a reduced interest rate and the accrued interest capitalized to the balance of the note.  None of the modifications resulted in a write-off of the principal balance.

The Company modified two commercial loans with a total recorded balance of $266,968, which were deemed TDR’s.  Both modifications were made to lower the contractual interest.

The Company also modified three home equity loans with a total recorded investment of $21,422 and three consumer loan with a recorded investment of $20,513.  Two of the modifications were made to extend the amortization schedule and lower the monthly payment amount.  One of the modifications was made to change the payment schedule to interest-only for a period of time.  Three of the loans were restructured with the accrued interest capitalized to the note.  None of the modifications resulted in a reduction of the contractual interest rate or a write-off of the principal balance.

2011 Modifications

The Company modified three one-to-four family residential real estate loans, with a recorded investment of $178,046, which were deemed to be TDR’s.  Two of the modifications were made to change the payment schedule to interest-only for a period of time.  One of the loans was restructured with the accrued interest capitalized to the balance of the note.  None of the modifications resulted in a reduction of the contractual interest rate or a write-off of the principal balance.

In addition, the Company modified two commercial real estate loans with a total recorded investment of $938,474 to the same borrower.  The loans are participations purchased from another financial institution, which lowered the contractual interest rate and extended the amortization schedule to lower the monthly payment amount.  The modification resulted in a specific allocation to the allowance for loan losses of $133,889 based upon the fair value of the collateral.

The Company modified five commercial loans with a total recorded balance of $143,814 to the same borrower.  The modifications were made to lower the contractual interest rate and extend the amortization schedule to lower the monthly payment amount.

The Company also modified two home equity loans with a total recorded investment of $95,769 and one consumer loan with a recorded investment of $3,430.  Two of the modifications were made to extend the amortization schedule and lower the monthly payment amount.  One of the modifications was made to change the payment schedule to interest-only for a period of time.  None of the modifications resulted in a reduction of the contractual interest rate or a write-off of the principal balance.

TDRs with Defaults

Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the allowance for loan losses.  During the year ended December 31, 2012, two residential real estate loan of $111,754 and one commercial real estate loan of $27,900 that were considered TDR’s defaulted as they were more than 90 days past due at December 31, 2012.  In addition, two one-to-four family residential real estate loans of $91,521, two commercial business loans of $50,587, two home equity loans of $10,836, and one consumer loan of $68,538 were considered TDR’s defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.

During the year ended December 31, 2011, one residential real estate loan of $55,521 and one home equity loan of $29,819 that were considered TDR’s defaulted as they were more than 90 days past due at December 31, 2011.  In addition, one one-to-four family residential real estate loan of $26,455, one commercial business loan of $18,252 and one consumer loan of $80,533 that were considered TDR’s defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.  Default occurs when a loan is 90 days or more past due, transferred to nonaccrual or charged-off, and is within twelve months of restructuring.

The following table presents the Company’s nonaccrual loans at December 31, 2012 and 2011.  This table excludes performing troubled debt restructurings.

	2012	2011

1-4 family	$1,203,328	$1,297,953
Agricultural real estate	—	—
Commercial real estate	560,073	361,524
Agricultural business	—	—
Commercial	51,436	66,852
Home equity	276,877	423,113
Consumer	122,064	251,025

Total	$2,213,778	$2,400,467

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment
Note 5:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011

Land	$983,276	$983,276
Buildings and improvements	7,756,293	7,573,247
Equipment	5,094,283	4,819,591
	13,833,852	13,376,114
Less accumulated depreciation	(8,179,076)	(7,843,394)

Net premises and equipment	$5,654,776	$5,532,720

Loan Servicing	12 Months Ended
Dec. 31, 2012
Loan Servicing
Note 6:	Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates.  The unpaid principal balance of mortgage loans serviced for others was $148,346,763 and $146,160,915 at December 31, 2012 and 2011, respectively.

The following summarized the activity pertaining to mortgage servicing rights measured using the amortization method, along with the aggregate activity in related valuation allowances:

	2012	2011
Mortgage servicing rights
Balance, beginning of year	$871,524	$961,316
Additions	219,975	137,206
Amortization	(297,784)	(226,998)
Balance at end of year	793,715	871,524

Valuation allowances
Balance at beginning of year	173,791	163,989
Additions due to decreases in market value	—	58,818
Reduction due to increases in market value	—	—
Reduction due to payoff of loans	(44,512)	(49,016)
Balances at end of year	129,279	173,791

Mortgage servicing assets, net	$664,436	$697,733

Fair value disclosures
Fair value as of the beginning of the period	$758,175	$1,012,722
Fair value as of the end of the period	$765,029	$758,175

During 2008, a valuation allowance of $428,030 was necessary to adjust the aggregate cost basis of the mortgage servicing right asset to fair value.  The valuation allowance was adjusted during 2011 and 2012 due to payments received on the related loans as well as changes in the estimated market value on the mortgage servicing rights asset.

Comparable market values and a valuation model that calculates the present value of future cash flows were used to estimate fair value.  For purposes of measuring impairment, risk characteristics including product type, investor type, and interest rates, were used to stratify the originated mortgage servicing rights.

Interest-bearing Deposits	12 Months Ended
Dec. 31, 2012
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $104,717,280 at December 31, 2012 and $95,661,871 at December 31, 2011.

The following table represents deposit interest expense by deposit type:

	December 31,
	2012	2011

Savings, NOW and Money Market	$339,065	$425,505
Certificates of deposit	1,949,000	2,437,263

Total deposit interest expense	$2,288,065	$2,862,768

At December 31, 2012, the scheduled maturities of time deposits are as follows:

2013	$66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946

$122,864,662

Short-term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Borrowings
Note 8:	Short-term Borrowings

Short-term borrowings include securities sold under agreements to repurchase totaling $12,040,610 and $6,517,750 at December 31, 2012 and 2011, respectively.

Securities sold under agreements to repurchase consist of obligations of the Company to other parties.  The obligations are secured by investments and such collateral is held by the Company.  The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $23,463,685 and $6,517,750, respectively, and the monthly average of such agreements totaled $6,366,508 and $4,541,552 for 2012 and 2011, respectively.  The agreements at December 31, 2012, are all for overnight borrowings.

Also included in short-term borrowings are overnight advances with the Federal Home Loan Bank (FHLB) of which $700,000 and $0 had been extended as of December 31, 2012 and 2011, respectively.  The advances mature in 2013 and are secured by mortgage loans totaling $28,758,638 at December 31, 2012.  Advances, at an interest rate of 0.30% are subject to restrictions or penalties in the event of prepayment.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Note 9:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions.  During the years ended December 31, 2012 and 2011, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2012	2011

Taxes currently payable
Federal	$1,037,608	$1,067,443
State	466,765	438,190
Deferred income taxes	(166,886)	(246,539)

Income tax expense	$1,337,487	$1,259,094

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011

Computed at the statutory rate (34%)	$1,667,534	$1,545,224
Increase (decrease) resulting from
Tax exempt interest	(546,910)	(498,697)
State income taxes, net	286,869	268,790
Increase in cash surrender value	(68,838)	(53,078)
Other	(1,168)	(3,145)

Actual tax expense	$1,337,487	$1,259,094

Tax expense as a percentage of pre-tax income	27.27%	27.70%

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,214,733	$1,197,475
Deferred compensation	1,492,971	1,327,230
State net operating loss carryforward	196,811	196,811
Other	4,555	—
	2,909,070	2,721,516

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,492,185)	(1,376,737)
Depreciation	(452,711)	(400,541)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,834)	(65,907)
Mortgage servicing rights	(267,568)	(285,178)
Other	—	(27,819)
	(2,444,522)	(2,308,406)

Net deferred tax asset	$464,548	$413,110

At December 31, 2012 and 2011, the Company had Illinois net operating loss carryforwards totaling approximately $4,084,922, which will expire in varying amounts between 2018 and 2022.  Recent Illinois legislation has suspended the use of these loss carryovers for tax years 2011 through 2013 and the expiration dates were extended by three years.  Management believes the Company will produce taxable earnings in the future which will enable the net operating loss carryforwards to be utilized prior to expiration.

Retained earnings at December 31, 2012 and 2011, include approximately $2,600,000, for which no deferred federal income tax liability has been recognized.  These amounts represent an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate.  The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $1,000,000 at December 31, 2012 and 2011.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Note 10:	Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011

Net unrealized gain on securities available-for-sale	$4,388,778	$4,049,227

Tax effect	(1,492,185)	(1,376,737)

Net-of-tax amount	$2,896,593	$2,672,490

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters
Note 11:	Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in these consolidated financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2012 and 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total risk-based capital (to risk-weighted assets)	$36,620	17.72%	$16,535	8.0%	$20,668	10.0%

Tier I capital (to risk-weighted assets)	34,027	16.46	8,267	4.0	12,401	6.0

Tier I capital (to average assets)	34,027	10.89	12,503	4.0	15,628	5.0

Tangible capital (to adjusted tangible assets)	34,027	10.89	4,689	1.5	—	N/A

As of December 31, 2011
Total risk-based capital (to risk-weighted assets)	$33,667	16.67%	$16,153	8.0%	$20,191	10.0%

Tier I capital (to risk-weighted assets)	31,134	15.42	8,076	4.0	12,115	6.0

Tier I capital (to average assets)	31,134	10.35	12,032	4.0	15,040	5.0

Tangible capital (to adjusted tangible assets)	31,134	10.35	4,512	1.5	—	N/A

The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2012	2011

Bank equity	$39,650	$36,548
Less net unrealized gain	2,896	2,672
Less disallowed goodwill	2,727	2,727
Less disallowed servicing amounts	—	15

Tier 1 capital	34,027	31,134

Plus allowance for loan losses	2,593	2,533

Total risked-based capital	$36,620	$33,667

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.  As of December 31, 2012, the Bank has $7,900,000 available for the payment of dividends without prior regulatory approval.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2012 and 2011, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $3,922,338 and $2,927,377, respectively.

Annual activity consisted of the following:

	2012	2011

Balance beginning of year	$2,927,377	$2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)

Balance, end of year	$3,922,338	$2,927,377

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

Deposits from related parties held by the Company at December 31, 2012 and 2011 totaled approximately $2,788,000 and $2,614,000, respectively.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Note 13:	Employee Benefits

401(k) Plan — The Company maintains a 401(k) savings plan for eligible employees.  The Company’s contributions to this plan were $213,983 and $182,833 for the years ended December 31, 2012 and 2011, respectively.  The plan invests some of its assets in deposit accounts at the Company which earned interest at a rate of 2.00% to 2.50% for the year ended December 31, 2012 and 2.50% to 2.75% for the year ended December 31, 2011.

Deferred Compensation Plan — The Company maintains a deferred compensation plan for certain key officers and employees.  Contributions are determined annually by the Company’s Board of Directors.  Effective in 2005, the Company froze this plan and no contributions to this plan were made for the years ended December 31, 2012 or 2011.  The plan accrues interest at a variable rate which fluctuates based on Moody’s Corporate Bond Average Index.  The amount recorded on the consolidated balance sheets as deferred compensation was $2,329,859 and $2,288,283 as of December 31, 2012 and 2011, respectively.  Compensation expense related to the plan was $135,730 and $153,145 for the years ended December 31, 2012 and 2011, respectively.

The Company has also entered into deferred compensation agreements with certain key officers and employees.  The agreements provide for monthly payments at retirement or death.  The charge to expense for this plan reflects the accrual using the principal and interest method over the vesting period of the present value of benefits due each participant on the full eligibility date using a 4.75% discount rate.  The amount recorded on the consolidated balance sheets as deferred compensation was $1,377,543 and $1,007,544 as of December 31, 2012 and 2011, respectively.  Compensation expense related to the plans was $398,899 and $199,662 for the years ended December 31, 2012 and 2011, respectively.

Employee Stock Ownership Plan (ESOP) — The ESOP is a noncontributory defined contribution plan which covers substantially all employees.  The Company may contribute to the Plan, at its discretion, an amount determined by the Board of Directors.

As part of the second step conversion, in July 2010 the Company acquired 41,614 additional shares of Company common stock at $10 per share in the conversion with funds provided by a loan from the Company.  Accordingly, $416,140 of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity.  Shares are released to participants proportionately as the loan is repaid.  Dividends on allocated shares are recorded as dividends and charged to retained earnings.  Dividends on unallocated shares are used to repay the loan and are treated as compensation expense.  Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP.

ESOP expense for the years ended December 31, 2012 and 2011 was $58,564 and $45,121, respectively.

	2012	2011

Allocated shares	49,668	52,815
Shares committed for allocation	3,624	3,471
Unearned shares	32,438	32,591

Total ESOP shares	85,730	88,877

Fair value of unearned shares at December 31	$562,799	$448,126

The Company is obligated at the option of each beneficiary to repurchase shares of the ESOP upon the beneficiary’s termination or after retirement.  At December 31, 2012, the fair value of the 49,668 allocated shares held by the ESOP is $861,740.  The fair value of all shares subject to the repurchase obligation is $924,616.

Stock Option Plans	12 Months Ended
Dec. 31, 2012
Stock Option Plans
Note 14:	Stock Option Plans

The Jacksonville Savings Bank and Jacksonville Bancorp, MHC 1996 Stock Option Plan was adopted on April 23, 1996 and is administered by the Board of Directors.  A total of 83,625 shares of common stock were reserved and awarded under the Plan.  Awards expire ten years after the grant date and are exercisable at a price of $8.83 per share.  In 2004, 5,600 shares related to this plan were reissued at a price of $14.00 per share.  The Jacksonville Savings Bank 2001 Stock Option Plan was adopted on April 30, 2001 and is administered by the Stock Benefits Committee.  A total of 87,100 shares of common stock were reserved and awarded under the Plan during 2001 that expire ten years after the grant date and are exercisable at a price of $10.00 per share.

The Jacksonville Bancorp, Inc. 2012 Stock Option Plan, which is shareholder approved,  permits the grant of share options and shares to its employees for up to 104,035 shares of common stock.  The Company believes that such awards better align the interests of its employees with those of its shareholders.  All shares were awarded as of the approval date, expire ten years after the grant date, and are exercisable at a price of $15.65 per share.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table.  Expected volatility is based on historical volatility of the Company’s stock and other factors.  The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes.  The expected term of options granted represents the period of time that options are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior.  The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.  The discount rate for post-vesting restrictions is estimated based on the Company’s credit-adjusted risk-free rate of return.

2012

Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7
Risk-free rate	1.37%

A summary of option activity under the Plans as of December 31, 2012 and 2011, and changes during the years then ended, is presented below:

	2012
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	4,504	$13.98
Granted	104,035	15.65
Exercised	(1,201)	13.98
Forfeited or expired	—	—

Outstanding, end of year	107,338	$15.60	9.25	$187,991

Exercisable, end of year	3,303	$13.98	1.50	$11,131

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	33,382	$10.52
Exercised	(21,661)	9.98
Forfeited or expired	(7,217)	9.98

Outstanding, end of year	4,504	$13.98	2.50	$—

Exercisable, end of year	4,504	$13.98	2.50	$—

The aggregate intrinsic value of options outstanding and exercisable at the end of the year 2011 excludes 4,504 shares that are exercisable at a price of $13.98 per share and were antidilutive.

The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $2,630 and $63,683, respectively.

As of December 31, 2012, there was $383,129 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2012 Plan.  That cost is expected to be recognized over a weighted-average period of 5 years.  The total fair value of shares vested during the year ended December 31, 2012 was $67,931.  The recognized tax benefit related thereto was $27,356 for the year ended December 31, 2012.  There was no unrecognized compensation cost related to nonvested share-based compensation arrangements as of December 31, 2011.

A summary of the status of the Company’s nonvested shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	—	$—
Granted	104,035	15.65
Vested	—	—
Forfeited	—	—

Nonvested, end of year	104,035	$15.65

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,567,024

Basic earnings per share
Income available to common stockholders		1,883,375	$1.89

Effect of dilutive securities
Stock options		447

Diluted earnings per share
Income available to common stockholders	$3,567,024	1,883,822	$1.89

Options to purchases 104,035 shares of common stock were outstanding at December 31, 2012, but were not included in the computation of diluted EPS because the shares were considered antidilutive for the year ended December 31, 2012.

	Year Ended December 31, 2011
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,285,683

Basic earnings per share
Income available to common stockholders		1,890,449	$1.74

Effect of dilutive securities
Stock options		—

Diluted earnings per share
Income available to common stockholders	$3,285,683	1,890,449	$1.74

Options to purchases 4,504 shares of common stock at $13.98 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares.

Disclosures about Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Assets and Liabilities
Note 16:	Disclosures about Fair Value of Assets and Liabilities

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs.  There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Recurring Measurements

The following table presents the fair value measurements of assets  recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$10,328,880	$—	$10,328,880	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	51,956,481	—	51,956,481	—
Municipal bonds	53,102,462	—	53,102,462	—

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$14,335,643	$—	$14,335,643	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	40,364,086	—	40,364,086	—
Municipal bonds	47,922,319	—	47,922,319	—

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.  There have been no significant changes in the valuation techniques during the year ended December 31, 2012.

Available-for-Sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  The Company has no Level 1 securities.  If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models.  Such securities are classified in Level 2 of the valuation hierarchy.  In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.  The Company did not have securities considered Level 3 as of December 31, 2012 or December 31, 2011.

Nonrecurring Measurements

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,032,580	$—	$—	$1,032,580
Foreclosed assets	137,193	—	—	137,193

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$867,318	$—	$—	$867,318
Mortgage servicing rights	697,733	—	—	697,733
Foreclosed assets	435,480	—	—	435,480

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.  For assets classified within Level 3 of the fair value hierarchy, the process used to develop the reported fair value is described below.

Impaired Loans (Collateral Dependent)

The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell.  Collateral-dependent impaired loans are classified within Level 3 of the fair value hierarchy.

The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value.  Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary.  Appraisals are reviewed for accuracy and consistency.  Appraisers are selected from the list of approved appraisers maintained by management.  The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral.  Fair value adjustments on impaired loans were $(183,319) and $(393,319) at December 31, 2012 and 2011.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active, open market with readily observable prices.  Accordingly, fair value is estimated using discounted cash flow models having significant inputs of discount rate, prepayment speed and default rate.  Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Mortgage servicing rights are tested for impairment on at least an annual basis.  The Company uses a third-party to measure mortgage servicing rights through the completion of a proprietary model.  Inputs to the model are reviewed by the Company.  Fair value adjustments on mortgage servicing rights were $0 and $(58,818) at December 31, 2012 and 2011.

Foreclosed Assets Held for Sale

Foreclosed assets are carried at the lower of fair value at acquisition date or current estimated fair value, less estimated cost to sell when the real estate is acquired.  Estimated fair value of foreclosed assets is based on appraisals or evaluations.  Foreclosed assets are classified within Level 3 of the fair value hierarchy.

Appraisals of foreclosed assets are obtained when the real estate is acquired and subsequently as deemed necessary.  Appraisals are reviewed for accuracy and consistency.  Appraisers are selected from the list of approved appraisers maintained by management.  Fair value adjustments on real estate owned were $(56,193) and $32,352 at December 31, 2012 and 2011.

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Foreclosed assets	$137,193	Market comparable properties	Comparability adjustments	(26%)

Collateral-dependent impaired loans	$1,032,580	Market comparable properties	Marketability discount	20% – 30% (25%)

Fair Value of Other Financial Instruments

The following table presents estimated fair values of the Company’s other financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$7,293,711	$7,293,711	$—	$—
Interest-earning time deposits in banks	2,972,000	—	2,972,000	—
Other investments	96,041	—	96,041	—
Loans held for sale	711,986	—	711,986	—
Loans, net of allowance for loan losses	173,753,059	—	—	172,609,490
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	2,053,472	—	2,053,472	—

Financial liabilities
Deposits	258,520,729	—	135,656,067	125,864,749
Short-term borrowings	12,740,610	—	12,740,610	—
Advances from borrowers for taxes and insurance	832,345	—	832,345	—
Interest payable	276,757	—	276,757	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$11,387,947	$11,387,947
Interest-earning time deposits in banks	2,476,000	2,476,000
Other investments	116,088	116,088
Loans held for sale	446,818	446,818
Loans, net of allowance for loan losses	170,865,102	169,667,091
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	2,071,534	2,071,534

Financial liabilities
Deposits	254,240,060	265,515,126
Short-term borrowings	6,517,750	6,517,750
Advances from borrowers for taxes and insurance	740,083	740,083
Interest payable	349,121	349,121

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—
Letters of credit	—	—
Lines of credit	—	—

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying condensed consolidated balance sheets at amounts other than fair value.

Cash and Cash Equivalents, Interest-Earning Time Deposits in Banks, Interest Receivable, Federal Home Loan Bank Stock, and Other Investments

The carrying amount approximates fair value.

Loans Held for Sale

For homogeneous categories of loans, such as mortgage loans held for sale, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics.

Loans

The fair value of loans is estimated by discounting the future cash flows using the market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans with similar characteristics were aggregated for purposes of the calculations.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits.  The carrying amount approximates fair value.  The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Short-term Borrowings, Interest Payable, and Advances from Borrowers for Taxes and Insurance

The carrying amount approximates fair value.

Commitments to Originate Loans, Letters of Credit, and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2012
Significant Estimates and Concentrations
Note 17:	Significant Estimates and Concentrations

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations.  Estimates related to the allowance for loan losses are reflected in the note regarding loans.  Current vulnerabilities due to certain concentrations of credit risk are discussed in the note on commitments and credit risk.  Other significant estimates not discussed in those notes include:

General Litigation

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2012 and 2011, the Company held $10,982,491 and $9,590,745 in agricultural production loans and $37,392,116 and $29,971,649, respectively in agricultural real estate loans in the Company’s geographic area.  Generally, those loans are collateralized by assets of the borrower.  The loans are expected to be repaid from cash flows or from proceeds of sale of selected assets of the borrowers.  Declines in prices for corn, beans, livestock and farmland could significantly affect the repayment ability for many agricultural loan customers.

At December 31, 2012 and 2011, the Company held $30,973,177 and $40,169,813 in commercial real estate, respectively, including $4,162,724 and $7,919,284 that are outside of the Company’s normal lending area.  Due to national, state and local economic conditions, values for commercial and development real estate have declined significantly, and the market for these properties is depressed.

The accompanying consolidated financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the consolidated financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.  Furthermore, the Company’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Company’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Goodwill

As discussed in Note 1, the Company annually tests its goodwill for impairment.  At the most recent testing date, the fair value of the banking reporting unit exceeded its carrying value.  Estimated fair value was based principally on forecasts of future income.  Management believes it has applied reasonable judgment in developing its estimates; however, unforeseen negative changes in the national, state or local economic environment may negatively impact those estimates in the near term.

Commitments and Credit Risk	12 Months Ended
Dec. 31, 2012
Commitments and Credit Risk
Note 18:	Commitments and Credit Risk

The Company grants agribusiness, commercial and residential loans to customers in Cass, Morgan, Macoupin, Montgomery and surrounding counties in Illinois.  The Company’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets.  Although the Company has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent upon economic conditions and the agricultural economy in these counties.  The Company also purchases participation loans from out of territory areas.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty.  Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2012 and 2011, the Company had outstanding commitments to originate loans aggregating approximately $4,730,883 and $3,815,495, respectively.  The commitments extended over varying periods of time with the majority being disbursed within a one-year period.  Loan commitments at fixed rates of interest amounted to $4,186,883 and $1,352,995 at December 31, 2012 and 2011, respectively, with the remainder at floating market rates.  The range of fixed rates was 3.13% to 6.00% as of December 31, 2012.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions.  Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations.  The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers.  Should the Company be obliged to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $368,390 and $400,914 at December 31, 2012 and 2011, respectively, with terms of one year or less.  At December 31, 2012 and 2011, the Company’s deferred revenue under standby letters of credit agreements was nominal.

Lines of Credit

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Lines of credit generally have fixed expiration dates.  Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.  Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2012, the Company had unused lines of credit to borrowers aggregating approximately $18,402,387 and $11,625,113 for commercial lines and open-ended consumer lines, respectively.  At December 31, 2011, unused lines of credit to borrowers aggregated approximately $24,618,277 for commercial lines and $12,444,370 for open-ended consumer lines.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)
Note 19:	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2012
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,089,887	$3,191,157	$3,228,298	$3,281,891
Interest expense	530,349	577,505	587,610	607,536
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355
Provision for loan losses	120,000	120,000	170,000	80,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638
Income tax expense	254,015	417,870	298,713	366,889

Net income	$775,359	$1,029,853	$847,063	$914,749

Basic earnings per share	$0.40	$0.55	$0.45	$0.49
Diluted earnings per share	$0.40	$0.55	$0.45	$0.49

	Year Ended December 31, 2011
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,305,598	$3,543,418	$3,595,496	$3,422,767
Interest expense	637,803	684,629	752,279	804,717
Net interest income	2,667,795	2,858,789	2,843,217	2,618,050
Provision for loan losses	150,000	150,000	150,000	175,000
Net interest income after provision for loan losses	2,517,795	2,708,789	2,693,217	2,443,050
Noninterest income	1,035,151	1,001,261	974,709	984,762
Noninterest expense	2,496,863	2,492,751	2,394,685	2,429,658
Income before income taxes	1,056,083	1,217,299	1,273,241	998,154
Income tax expense	281,656	345,616	368,407	263,415

Net income	$774,427	$871,683	$904,834	$734,739

Basic earnings per share	$0.41	$0.46	$0.48	$0.39
Diluted earnings per share	$0.41	$0.46	$0.48	$0.39

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condense d Balance Sheets

	December 31,
	2012	2011
Assets
Cash and due from banks	$4,083,024	$4,334,876
Investment in common stock of subsidiary	39,649,911	36,548,233
Loan receivable from subsidiary	326,564	360,973
Other assets	118,690	100,974

Total assets	$44,178,189	$41,345,056

Liabilities
Other liabilities	$57,860	$179,633

Stockholders’ Equity	44,120,329	41,165,423

Total liabilities and stockholders’ equity	$44,178,189	$41,345,056

Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2012	2011
Income
Dividends from subsidiary	$1,000,000	$300,000
Other income	21,110	26,491

Total income	1,021,110	326,491

Expenses
Other expenses	417,781	263,675

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	603,329	62,816

Income Tax Benefit	(162,099)	(95,514)

Income Before Equity in Undistributed Income of Subsidiary	765,428	158,330

Equity in Undistributed Income of Subsidiary	2,801,596	3,127,353

Net Income	$3,567,024	$3,285,683

Comprehensive Income	$3,791,127	$6,108,975

Conde nsed Statements of Cash Flows

	Year Ending December 31,
	2012	2011
Operating Activities
Net income	$3,567,024	$3,285,683
Items not providing cash, net	(2,801,596)	(3,127,353)
Change in other assets and liabilities, net	(156,994)	18,389

Net cash provided by operating activities	608,434	176,719

Investing Activity
Loan payment from subsidiary	34,409	34,360

Net cash provided by investing activities	34,409	34,360

Financing Activities
Dividends paid	(748,896)	(578,196)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931	—
Exercise of stock options	16,790	34,236

Net cash used in financing activities	(894,695)	(681,960)

Net Change in Cash and Cash Equivalents	(251,852)	(470,881)

Cash and Cash Equivalents at Beginning of Year	4,334,876	4,805,757

Cash and Cash Equivalents at End of Year	$4,083,024	$4,334,876

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation and Financial Statement Presentation
Principles of Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of the Company, the Bank and the Bank’s wholly owned subsidiary, Financial Resources Group, Inc.  Significant intercompany accounts and transactions have been eliminated in consolidation.  Based on the Company’s approach to decision making, it has decided that its business is comprised of a single segment.

The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America and conform to predominate practice within the banking industry.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, fair value of securities, valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, valuation of loan servicing rights, valuation of deferred tax assets and goodwill impairment.

Cash Equivalents
Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, cash equivalents consisted primarily of federal funds sold and interest-earning demand deposits in banks.

At December 31, 2012, the Company’s cash accounts did not exceed federally insured limits.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012, at all FDIC-insured institutions.  This legislation expired on December 31, 2012.  Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Interest-earning Time Deposits in Banks	Interest-earning Time Deposits in Banks Interest-earning time deposits in banks are generally short-term and are carried at cost.
Securities
Securities

Available-for-sale securities, which include any security for which the Company has no immediate plan to sell but which may be sold in the future, are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost when the Company does not intend to sell a debt security, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Other Investments
Other Investments

Other investments at December 31, 2012 and 2011 include local municipal bonds and equity investments in local community development organizations.  The municipal bonds mature ratably through the year 2020.  These securities have no readily ascertainable market value and are carried at cost.

Loans Held for Sale
Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans
Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes collectibility of the principal is unlikely.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.  Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment
Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements	35-40 years
Equipment	3-5 years

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

Federal Home Loan Bank stock is a required investment for institutions that are members of the Federal Home Loan Bank system.  The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale
Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in income or expense from foreclosed assets.

Bank-owned Life Insurance
Bank-owned Life Insurance

Bank-owned life insurance policies are reflected on the consolidated balance sheets at the estimated cash surrender value.  Changes in the cash surrender value are reflected in noninterest income in the consolidated statements of income.

Goodwill
Goodwill

Goodwill is evaluated annually for impairment.  A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill.  If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment.  If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value.  Subsequent increases in goodwill value are not recognized in the financial statements.  The goodwill was not deemed impaired as of December 31, 2012 or 2011.

Mortgage Servicing Rights
Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets.  Under the servicing assets and liabilities accounting guidance (ASC 860-50), servicing rights resulting from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  These variables change from quarter to quarter as market conditions and projected interest rates change.

The Company subsequently measures each class of servicing asset using either the fair value or the amortization method.  The Company has elected to subsequently measure the mortgage servicing rights under the amortization method.  Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income.  The amortized assets are assessed for impairment or increased obligation based on fair value at each reporting date.  Each class of separately recognized servicing assets subsequently measured using the amortization method are evaluated and measured for impairment.  Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche.  The valuation allowance is adjusted to reflect changes in the measurement of impairment after the initial measurement of impairment.  Changes in valuation allowances are reported as a separate line item in noninterest expense on the income statement.  Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned in loan servicing fees in non-interest income.  The amortization of mortgage servicing rights is netted from the gains on sale of loans, both cash gains as well as the capitalized gains, and is included in mortgage banking operations, net in non-interest income.

Stock Options	Stock Options At December 31, 2012 and 2011, the Company has a stock-based employee compensation plan, which is described more fully in Note 14.
Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company — put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes
Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense:  current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to the management’s judgment.  With a few exceptions, the Company is no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2009.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.

Earnings Per Share
Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during each period.  Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.

Comprehensive Income
Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes.  Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities.

Trust Assets
Trust Assets

Assets held in fiduciary or agency capacities are not included in the consolidated balance sheets since such items are not assets of the Company.  Fees from trust activities are recorded as revenue over the period in which the service is provided.  Fees are a function of the market value of assets managed and administered, the volume of transactions, and fees for other services rendered, as set forth in the underlying client agreement with the Trust Department.  This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.  Generally, the actual trust fee is charged to each account on a quarterly basis.  Any out of pocket expenses or services not typically covered by the fee schedule for trust activities are charged directly to the trust account on a gross basis as trust revenue is incurred.  The Company managed or administered approximately 110 and 100 trust accounts with assets totaling approximately $79.8 million and $70.9 million at December 31, 2012 and 2011, respectively.

Recent and Future Accounting Requirements
Recent and Future Accounting Requirements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements by U.S. GAAP and IFRSs.  The amendments in this ASU generally represent clarifications of FASB ASC Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively.  For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011.  Early application by public entities was not permitted.  The adoption of this ASU is reflected in the footnotes.

In June 2011, the FASB issued ASU No. 2011-05, Amendments to Topic 220, Comprehensive Income.  Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this ASU should be applied retrospectively.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Early adoption was permitted.  The Company retrospectively adopted this ASU during the first quarter of 2012 with separate condensed consolidated statements of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.  The update provides entities with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments enacted by ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for the nonpublic entities, have not yet been made available for issuance.  The adoption of this update did not have any impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 requires an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  ASU 2011-11 was effective for annual reporting periods beginning on or after January 1, 2012, and interim periods within those annual periods.  Retrospective disclosure was required for all comparative periods presented.  The adoption of this update did not have any impact on the Company’s consolidated financial position or results of operations.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives for each Major Depreciable Classification of Premises and Equipment	The estimated useful lives for each major depreciable classification of premises and equipment are as follows:
Buildings and improvements	35-40 years
Equipment	3-5 years

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Approximate Fair Values with Gross Unrealized Gains and Losses of Available for Sale Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2012:
U.S. Government and federal agencies	$10,090,835	$248,601	$(10,556)	$10,328,880
Mortgage-backed securities (Government-sponsored enterprises - residential)	50,917,555	1,134,245	(95,319)	51,956,481
Municipal bonds	49,990,655	3,264,169	(152,362)	53,102,462

	$110,999,045	$4,647,015	$(258,237)	$115,387,823

December 31, 2011:
U.S. Government and federal agencies	$14,132,240	$211,540	$(8,137)	$14,335,643
Mortgage-backed securities (Government-sponsored enterprises - residential)	39,479,133	905,509	(20,556)	40,364,086
Municipal bonds	44,961,448	2,995,639	(34,768)	47,922,319

	$98,572,821	$4,112,688	$(63,461)	$102,622,048

Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturities
The amortized cost and fair value of available-for-sale securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$101,779	$102,867
One to five years	10,950,852	11,503,003
Five to ten years	25,391,965	26,755,049
After ten years	23,636,894	25,070,423
	60,081,490	63,431,342
Mortgage-backed securities	50,917,555	51,956,481

Totals	$110,999,045	$115,387,823

Gross Unrealized Losses and Fair Value in Continuous Loss Position
The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$545,291	$(10,556)	$—	$—	$545,291	$(10,556)
Mortgage-backed securities (Government-sponsored enterprises - residential)	16,172,999	(95,319)	—	—	16,172,999	(95,319)
Municipal bonds	7,237,453	(152,362)	—	—	7,237,453	(152,362)

Total temporarily impaired securities	$23,955,743	$(258,237)	$—	$—	$23,955,743	$(258,237)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$1,491,864	$(8,137)	$—	$—	$1,491,864	$(8,137)
Mortgage-backed securities (Government-sponsored enterprises - residential)	4,910,314	(18,488)	623,455	(2,068)	5,533,769	(20,556)
Municipal bonds	2,234,403	(34,768)	—	—	2,234,403	(34,768)

Total temporarily impaired securities	$8,636,581	$(61,393)	$623,455	$(2,068)	$9,260,036	$(63,461)

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Classes of Loans
Classes of loans at December 31, include:

	2012	2011

Mortgage loans on real estate
Residential 1-4 family	$41,386,147	$39,472,008
Commercial	30,973,177	40,169,813
Agricultural	37,392,116	29,971,649
Home equity	12,733,963	16,042,788
Total mortgage loans on real estate	122,485,403	125,656,258

Commercial loans	29,046,437	23,198,454
Agricultural	10,982,491	9,590,745
Consumer	14,571,819	15,755,973
	177,086,150	174,201,430

Less
Net deferred loan fees	(6,373)	39,721
Allowance for loan losses	3,339,464	3,296,607

Net loans	$173,753,059	$170,865,102

Allowance for Loan Losses and Recorded Investment in Loans based on Portfolio Segment and Impairment Method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

December 31, 2012
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Provision charged to expense	99,055	(11,157)	34,414	219,102	(14,498)	86,076	74,224	2,784	490,000
Losses charged off	(82,192)	(356,270)	—	—	—	(80,126)	(66,958)	—	(585,546)
Recoveries	26,943	88,715	—	3,285	—	13,637	5,823	—	138,403
Balance, end of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Ending balance: individually evaluated for impairment	$—	$262,177	$—	$610,779	$—	$—	$6,185	$—	$879,141
Ending balance: collectively evaluated for impairment	$741,029	$566,696	$149,568	$323,472	$43,930	$328,996	$145,289	$161,343	$2,460,323

Loans:
Ending balance	$41,386,147	$30,973,177	$37,392,116	$29,046,437	$10,982,491	$12,733,963	$14,571,819	$—	$177,086,150
Ending balance: individually evaluated for impairment	$339,513	$1,603,956	$—	$728,672	$—	$56,677	$14,392	$—	$2,743,210
Ending balance: collectively evaluated for impairment	$41,046,634	$29,369,221	$37,392,116	$28,317,765	$10,982,491	$12,677,286	$14,557,427	$—	$174,342,940

December 31, 2011
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$561,309	$1,193,928	$92,988	$472,376	$58,250	$300,257	$163,690	$121,487	$2,964,285
Provision charged to expense	266,296	195,118	22,166	83,654	178	26,863	(6,347)	37,072	625,000
Losses charged off	(130,382)	(306,303)	—	—	—	(24,904)	(25,289)	—	(486,878)
Recoveries	—	24,842	—	155,834	—	7,193	6,331	—	194,200
Balance, end of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Ending balance: individually evaluated for impairment	$36,300	$357,880	$—	$296,149	$—	$—	$—	$—	$690,329
Ending balance: collectively evaluated for impairment	$660,923	$749,705	$115,154	$415,715	$58,428	$309,409	$138,385	$158,559	$2,606,278

Loans:
Ending balance	$39,472,008	$40,169,813	$29,971,649	$23,198,454	$9,590,745	$16,042,788	$15,755,973	$—	$174,201,430
Ending balance: individually evaluated for impairment	$551,921	$1,727,406	$—	$552,814	$—	$29,353	$7,569	$—	$2,869,063
Ending balance: collectively evaluated for impairment	$38,920,087	$38,442,407	$29,971,649	$22,645,640	$9,590,745	$16,013,435	$15,748,404	$—	$171,332,367

Credit Risk Profile of Loan Portfolio based on Rating Category and Payment Activity
The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2012 and 2011:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2012	2011	2012	2011	2012	2011	2012	2011

Pass	$38,123,451	$36,040,795	$28,283,081	$36,936,906	$37,392,116	$29,567,057	$28,301,663	$22,253,904
Special Mention	1,273,558	1,642,602	187,936	574,484	—	404,592	849	3,402
Substandard	1,989,138	1,788,611	2,502,160	2,658,423	—	—	743,925	941,148

Total	$41,386,147	$39,472,008	$30,973,177	$40,169,813	$37,392,116	$29,971,649	$29,046,437	$23,198,454

	Agricultural Business		Home Equity		Consumer
	2012	2011	2012	2011	2012	2011

Pass	$10,982,491	$9,336,899	$11,919,440	$14,746,631	$14,291,487	$15,409,729
Special Mention	—	253,846	272,563	278,323	111,945	153,316
Substandard	—	—	541,960	1,017,834	168,387	192,928

Total	$10,982,491	$9,590,745	$12,733,963	$16,042,788	$14,571,819	$15,755,973

Loan Portfolio Aging Analysis
The following tables present the Company’s loan portfolio aging analysis as of December 31, 2012 and 2011:

	December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$727,315	$213,126	$984,996	$1,925,437	$39,460,710	$41,386,147	$—
Agricultural real estate	—	—	—	—	37,392,116	37,392,116	—
Commercial real estate	—	—	279,622	279,622	30,693,555	30,973,177	—
Agricultural business	—	—	—	—	10,982,491	10,982,491	—
Commercial	—	—	—	—	29,046,437	29,046,437	—
Home equity	158,414	70,596	136,508	365,518	12,368,445	12,733,963	—
Consumer	181,171	64,390	33,692	279,253	14,292,566	14,571,819	—

Total	$1,066,900	$348,112	$1,434,818	$2,849,830	$174,236,320	$177,086,150	$—

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$289,337	$161,654	$1,020,862	$1,471,853	$38,000,155	$39,472,008	$—
Agricultural real estate	—	—	—	—	29,971,649	29,971,649	—
Commercial real estate	75,924	—	48,428	124,352	40,045,461	40,169,813	—
Agricultural business	—	—	—	—	9,590,745	9,590,745	—
Commercial	—	—	—	—	23,198,454	23,198,454	—
Home equity	511,562	50,455	197,191	759,208	15,283,580	16,042,788	—
Consumer	156,404	126,077	37,337	319,818	15,436,155	15,755,973	—

Total	$1,033,227	$338,186	$1,303,818	$2,675,231	$171,526,199	$174,201,430	$—

Impaired Loan
The following tables present impaired loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$339,513	$339,513	$—	$343,593	$17,163	$16,909
Commercial real estate	201,135	201,135	—	205,756	27,727	16,136
Consumer	8,207	8,207	—	9,795	495	422
Home equity	56,677	56,677	—	57,934	4,087	4,162
Loans with a specific valuation allowance
Commercial real estate	1,402,821	1,402,821	262,177	1,443,005	91,130	91,075
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	6,185	6,185	6,185	7,096	573	576
Total:
1-4 family	339,513	339,513	—	343,593	17,163	16,909
Commercial real estate	1,603,956	1,603,956	262,177	1,648,761	118,857	107,211
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	14,392	14,392	6,185	16,891	1,068	998
Home equity	56,677	56,677	—	57,934	4,087	4,162

Total	$2,743,210	$2,743,210	$879,141	$2,848,158	$186,062	$182,178

	December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$235,856	$235,856	$—	$249,103	$10,446	$11,162
Commercial real estate	69,249	69,249	—	71,972	457	254
Commercial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Home equity	29,353	29,353	—	21,954	1,933	1,605
Loans with a specific valuation allowance
1-4 family	316,065	316,065	36,300	368,040	25,241	18,341
Commercial real estate	1,658,157	1,658,157	357,880	1,726,905	88,084	117,289
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	—	—	—	—	—	—
Total:
1-4 family	551,921	551,921	36,300	617,143	35,687	29,503
Commercial real estate	1,727,406	1,727,406	357,880	1,798,877	88,541	117,543
Commercial	552,814	552,814	296,149	592,796	37,192	36,628
Consumer	7,569	7,569	—	7,569	37	—
Home equity	29,353	29,353	—	21,954	1,933	1,605

Total	$2,869,063	$2,869,063	$690,329	$3,038,339	$163,390	$185,279

Recorded Balance at Original Cost of Troubled Debt Restructurings
The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$267,916	$213,966
Agricultural real estate	—	—
Commercial real estate	1,011,350	1,075,483
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	125,588
Consumer	91,206	83,962

Total	$2,155,866	$1,976,797

Recorded Balance at Original Cost of Troubled Debt Restructurings which were Performing According to Terms of Restructuring
The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2012 and 2011.

	2012	2011

1-4 family	$127,399	$131,990
Agricultural real estate	—	—
Commercial real estate	983,450	1,007,723
Agricultural business	—	—
Commercial	701,271	477,798
Home equity	84,123	95,769
Consumer	89,045	83,962

Total	$1,985,288	$1,797,242

Loans Modified as Troubled Debt Restructurings
The following table presents loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011.

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	2	$70,739	3	$178,046
Agricultural real estate	—	—	—	—
Commercial real estate	—	—	2	938,474
Agricultural business	—	—	—	—
Commercial	2	266,968	5	143,814
Home equity	3	21,422	2	95,769
Consumer	3	20,513	1	3,430

Total	10	$379,642	13	$1,359,533

Nonaccrual Loans
The following table presents the Company’s nonaccrual loans at December 31, 2012 and 2011.  This table excludes performing troubled debt restructurings.

	2012	2011

1-4 family	$1,203,328	$1,297,953
Agricultural real estate	—	—
Commercial real estate	560,073	361,524
Agricultural business	—	—
Commercial	51,436	66,852
Home equity	276,877	423,113
Consumer	122,064	251,025

Total	$2,213,778	$2,400,467

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Major Classifications of Premises and Equipment, Stated at Cost
Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011

Land	$983,276	$983,276
Buildings and improvements	7,756,293	7,573,247
Equipment	5,094,283	4,819,591
	13,833,852	13,376,114
Less accumulated depreciation	(8,179,076)	(7,843,394)

Net premises and equipment	$5,654,776	$5,532,720

Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights Measured using Amortization Method with Aggregate Activity in Related Valuation Allowances
The following summarized the activity pertaining to mortgage servicing rights measured using the amortization method, along with the aggregate activity in related valuation allowances:

	2012	2011
Mortgage servicing rights
Balance, beginning of year	$871,524	$961,316
Additions	219,975	137,206
Amortization	(297,784)	(226,998)
Balance at end of year	793,715	871,524

Valuation allowances
Balance at beginning of year	173,791	163,989
Additions due to decreases in market value	—	58,818
Reduction due to increases in market value	—	—
Reduction due to payoff of loans	(44,512)	(49,016)
Balances at end of year	129,279	173,791

Mortgage servicing assets, net	$664,436	$697,733

Fair value disclosures
Fair value as of the beginning of the period	$758,175	$1,012,722
Fair value as of the end of the period	$765,029	$758,175

Interest-bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposit Interest Expense by Deposit Type
The following table represents deposit interest expense by deposit type:

	December 31,
	2012	2011

Savings, NOW and Money Market	$339,065	$425,505
Certificates of deposit	1,949,000	2,437,263

Total deposit interest expense	$2,288,065	$2,862,768

Scheduled Maturities of Time Deposits	At December 31, 2012, the scheduled maturities of time deposits are as follows:
2013	$66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946

$122,864,662

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes
The provision for income taxes includes these components:

	2012	2011

Taxes currently payable
Federal	$1,037,608	$1,067,443
State	466,765	438,190
Deferred income taxes	(166,886)	(246,539)

Income tax expense	$1,337,487	$1,259,094

Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense
A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011

Computed at the statutory rate (34%)	$1,667,534	$1,545,224
Increase (decrease) resulting from
Tax exempt interest	(546,910)	(498,697)
State income taxes, net	286,869	268,790
Increase in cash surrender value	(68,838)	(53,078)
Other	(1,168)	(3,145)

Actual tax expense	$1,337,487	$1,259,094

Tax expense as a percentage of pre-tax income	27.27%	27.70%

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on Consolidated Balance Sheets
The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,214,733	$1,197,475
Deferred compensation	1,492,971	1,327,230
State net operating loss carryforward	196,811	196,811
Other	4,555	—
	2,909,070	2,721,516

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,492,185)	(1,376,737)
Depreciation	(452,711)	(400,541)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,834)	(65,907)
Mortgage servicing rights	(267,568)	(285,178)
Other	—	(27,819)
	(2,444,522)	(2,308,406)

Net deferred tax asset	$464,548	$413,110

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income Included in Stockholders' Equity
The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011

Net unrealized gain on securities available-for-sale	$4,388,778	$4,049,227

Tax effect	(1,492,185)	(1,376,737)

Net-of-tax amount	$2,896,593	$2,672,490

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Bank's Actual Capital Amounts and Ratios
The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total risk-based capital (to risk-weighted assets)	$36,620	17.72%	$16,535	8.0%	$20,668	10.0%

Tier I capital (to risk-weighted assets)	34,027	16.46	8,267	4.0	12,401	6.0

Tier I capital (to average assets)	34,027	10.89	12,503	4.0	15,628	5.0

Tangible capital (to adjusted tangible assets)	34,027	10.89	4,689	1.5	—	N/A

As of December 31, 2011
Total risk-based capital (to risk-weighted assets)	$33,667	16.67%	$16,153	8.0%	$20,191	10.0%

Tier I capital (to risk-weighted assets)	31,134	15.42	8,076	4.0	12,115	6.0

Tier I capital (to average assets)	31,134	10.35	12,032	4.0	15,040	5.0

Tangible capital (to adjusted tangible assets)	31,134	10.35	4,512	1.5	—	N/A

Reconciliation of Bank Equity Amount Included in Consolidated Balance Sheet to Amounts for Regulatory Capital Purposes
The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2012	2011

Bank equity	$39,650	$36,548
Less net unrealized gain	2,896	2,672
Less disallowed goodwill	2,727	2,727
Less disallowed servicing amounts	—	15

Tier 1 capital	34,027	31,134

Plus allowance for loan losses	2,593	2,533

Total risked-based capital	$36,620	$33,667

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Annual Activity of Loans Outstanding to Related Parties
Annual activity consisted of the following:

	2012	2011

Balance beginning of year	$2,927,377	$2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)

Balance, end of year	$3,922,338	$2,927,377

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of ESOP Shares
ESOP expense for the years ended December 31, 2012 and 2011 was $58,564 and $45,121, respectively.

	2012	2011

Allocated shares	49,668	52,815
Shares committed for allocation	3,624	3,471
Unearned shares	32,438	32,591

Total ESOP shares	85,730	88,877

Fair value of unearned shares at December 31	$562,799	$448,126

Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Share Options Granted
2012

Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7
Risk-free rate	1.37%

Stock Option Activity
A summary of option activity under the Plans as of December 31, 2012 and 2011, and changes during the years then ended, is presented below:

	2012
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	4,504	$13.98
Granted	104,035	15.65
Exercised	(1,201)	13.98
Forfeited or expired	—	—

Outstanding, end of year	107,338	$15.60	9.25	$187,991

Exercisable, end of year	3,303	$13.98	1.50	$11,131

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	33,382	$10.52
Exercised	(21,661)	9.98
Forfeited or expired	(7,217)	9.98

Outstanding, end of year	4,504	$13.98	2.50	$—

Exercisable, end of year	4,504	$13.98	2.50	$—

Status of Company's Nonvested Shares
A summary of the status of the Company’s nonvested shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	—	$—
Granted	104,035	15.65
Vested	—	—
Forfeited	—	—

Nonvested, end of year	104,035	$15.65

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earning Per Share
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,567,024

Basic earnings per share
Income available to common stockholders		1,883,375	$1.89

Effect of dilutive securities
Stock options		447

Diluted earnings per share
Income available to common stockholders	$3,567,024	1,883,822	$1.89

	Year Ended December 31, 2011
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,285,683

Basic earnings per share
Income available to common stockholders		1,890,449	$1.74

Effect of dilutive securities
Stock options		—

Diluted earnings per share
Income available to common stockholders	$3,285,683	1,890,449	$1.74

Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Assets Recognized in Balance Sheets Measured at Fair Value on Recurring Basis
The following table presents the fair value measurements of assets  recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$10,328,880	$—	$10,328,880	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	51,956,481	—	51,956,481	—
Municipal bonds	53,102,462	—	53,102,462	—

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$14,335,643	$—	$14,335,643	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	40,364,086	—	40,364,086	—
Municipal bonds	47,922,319	—	47,922,319	—

Fair Value Measurement of Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,032,580	$—	$—	$1,032,580
Foreclosed assets	137,193	—	—	137,193

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$867,318	$—	$—	$867,318
Mortgage servicing rights	697,733	—	—	697,733
Foreclosed assets	435,480	—	—	435,480

Quantitative Information about Unobservable Inputs Used in Nonrecurring
The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Foreclosed assets	$137,193	Market comparable properties	Comparability adjustments	(26%)

Collateral-dependent impaired loans	$1,032,580	Market comparable properties	Marketability discount	20% – 30% (25%)

Estimated Fair Values of Other Financial Instruments
The following table presents estimated fair values of the Company’s other financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$7,293,711	$7,293,711	$—	$—
Interest-earning time deposits in banks	2,972,000	—	2,972,000	—
Other investments	96,041	—	96,041	—
Loans held for sale	711,986	—	711,986	—
Loans, net of allowance for loan losses	173,753,059	—	—	172,609,490
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	2,053,472	—	2,053,472	—

Financial liabilities
Deposits	258,520,729	—	135,656,067	125,864,749
Short-term borrowings	12,740,610	—	12,740,610	—
Advances from borrowers for taxes and insurance	832,345	—	832,345	—
Interest payable	276,757	—	276,757	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$11,387,947	$11,387,947
Interest-earning time deposits in banks	2,476,000	2,476,000
Other investments	116,088	116,088
Loans held for sale	446,818	446,818
Loans, net of allowance for loan losses	170,865,102	169,667,091
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	2,071,534	2,071,534

Financial liabilities
Deposits	254,240,060	265,515,126
Short-term borrowings	6,517,750	6,517,750
Advances from borrowers for taxes and insurance	740,083	740,083
Interest payable	349,121	349,121

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—
Letters of credit	—	—
Lines of credit	—	—

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations
	Year Ended December 31, 2012
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,089,887	$3,191,157	$3,228,298	$3,281,891
Interest expense	530,349	577,505	587,610	607,536
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355
Provision for loan losses	120,000	120,000	170,000	80,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638
Income tax expense	254,015	417,870	298,713	366,889

Net income	$775,359	$1,029,853	$847,063	$914,749

Basic earnings per share	$0.40	$0.55	$0.45	$0.49
Diluted earnings per share	$0.40	$0.55	$0.45	$0.49

	Year Ended December 31, 2011
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,305,598	$3,543,418	$3,595,496	$3,422,767
Interest expense	637,803	684,629	752,279	804,717
Net interest income	2,667,795	2,858,789	2,843,217	2,618,050
Provision for loan losses	150,000	150,000	150,000	175,000
Net interest income after provision for loan losses	2,517,795	2,708,789	2,693,217	2,443,050
Noninterest income	1,035,151	1,001,261	974,709	984,762
Noninterest expense	2,496,863	2,492,751	2,394,685	2,429,658
Income before income taxes	1,056,083	1,217,299	1,273,241	998,154
Income tax expense	281,656	345,616	368,407	263,415

Net income	$774,427	$871,683	$904,834	$734,739

Basic earnings per share	$0.41	$0.46	$0.48	$0.39
Diluted earnings per share	$0.41	$0.46	$0.48	$0.39

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets
Condensed Balance Sheets

	December 31,
	2012	2011
Assets
Cash and due from banks	$4,083,024	$4,334,876
Investment in common stock of subsidiary	39,649,911	36,548,233
Loan receivable from subsidiary	326,564	360,973
Other assets	118,690	100,974

Total assets	$44,178,189	$41,345,056

Liabilities
Other liabilities	$57,860	$179,633

Stockholders’ Equity	44,120,329	41,165,423

Total liabilities and stockholders’ equity	$44,178,189	$41,345,056

Condensed Statements of Income and Comprehensive Income
Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2012	2011
Income
Dividends from subsidiary	$1,000,000	$300,000
Other income	21,110	26,491

Total income	1,021,110	326,491

Expenses
Other expenses	417,781	263,675

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	603,329	62,816

Income Tax Benefit	(162,099)	(95,514)

Income Before Equity in Undistributed Income of Subsidiary	765,428	158,330

Equity in Undistributed Income of Subsidiary	2,801,596	3,127,353

Net Income	$3,567,024	$3,285,683

Comprehensive Income	$3,791,127	$6,108,975

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year Ending December 31,
	2012	2011
Operating Activities
Net income	$3,567,024	$3,285,683
Items not providing cash, net	(2,801,596)	(3,127,353)
Change in other assets and liabilities, net	(156,994)	18,389

Net cash provided by operating activities	608,434	176,719

Investing Activity
Loan payment from subsidiary	34,409	34,360

Net cash provided by investing activities	34,409	34,360

Financing Activities
Dividends paid	(748,896)	(578,196)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931	—
Exercise of stock options	16,790	34,236

Net cash used in financing activities	(894,695)	(681,960)

Net Change in Cash and Cash Equivalents	(251,852)	(470,881)

Cash and Cash Equivalents at Beginning of Year	4,334,876	4,805,757

Cash and Cash Equivalents at End of Year	$4,083,024	$4,334,876

Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Nature Of Operations [Line Items]
Percentage of ownership interests in Jacksonville Savings Bank	100.00%
FDIC's insurance limits	$ 250,000
Loan Past due period	90 days
Income tax examination likelihood tax benefit realized upon settlement	50.00%
Number of trust accounts managed or administered	110	100
Assets held in fiduciary or agency capacities	$ 79,800,000	$ 70,900,000
Mortgages | Minimum
Nature Of Operations [Line Items]
Fixed-rate balloon loans term	3 years
Mortgages | Maximum
Nature Of Operations [Line Items]
Fixed-rate balloon loans term	5 years

Estimated Useful Lives for Each Major Depreciable Classification of Premises and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	35 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	40 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment useful life	5 years

Restriction on Cash and Due from Banks - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 1,327,000	$ 1,328,000

Amortized Cost and Approximate Fair Value of Available-for-Sale Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 110,999,045	$ 98,572,821
Available-for-sale securities, gross unrealized gains	4,647,015	4,112,688
Available-for-sale securities, gross unrealized losses	(258,237)	(63,461)
Available-for-sale securities, fair value	115,387,823	102,622,048
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	10,090,835	14,132,240
Available-for-sale securities, gross unrealized gains	248,601	211,540
Available-for-sale securities, gross unrealized losses	(10,556)	(8,137)
Available-for-sale securities, fair value	10,328,880	14,335,643
Mortgage-backed securities (government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	50,917,555	39,479,133
Available-for-sale securities, gross unrealized gains	1,134,245	905,509
Available-for-sale securities, gross unrealized losses	(95,319)	(20,556)
Available-for-sale securities, fair value	51,956,481	40,364,086
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	49,990,655	44,961,448
Available-for-sale securities, gross unrealized gains	3,264,169	2,995,639
Available-for-sale securities, gross unrealized losses	(152,362)	(34,768)
Available-for-sale securities, fair value	$ 53,102,462	$ 47,922,319

Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, amortized cost abstract
Within one year	$ 101,779
One to five years	10,950,852
Five to ten years	25,391,965
After ten years	23,636,894
Available-for-sale securities, amortized cost, subtotal	60,081,490
Available-for-sale securities, amortized cost	110,999,045	98,572,821
Available-for-sale securities, fair value abstract
Within one year	102,867
One to five years	11,503,003
Five to ten years	26,755,049
After ten years	25,070,423
Available-for-sale Securities, fair value, subtotal	63,431,342
Available-for-sale securities, fair value	115,387,823	102,622,048
Mortgage-backed Securities
Available-for-sale securities, amortized cost abstract
Available-for-sale securities, amortized cost	50,917,555
Available-for-sale securities, fair value abstract
Available-for-sale securities, fair value	$ 51,956,481	$ 40,364,086

Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Securities pledged as collateral	$ 24,370,760	$ 25,424,309
Securities sold under agreements to repurchase	13,705,583	6,784,967
Gross realized gains on sales of available-for-sale securities	1,158,693	281,810
Gross realized losses on sales of available-for-sale securities	158	0
Net realized gains, tax provision	393,902	95,815
Debt securities, fair value	$ 23,955,743	$ 9,260,036
Percentage of available-for-sale investment portfolio	21.00%	9.00%

Gross Unrealized Losses and Fair Value in Continuous Loss Position (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	$ 23,955,743	$ 8,636,581
Less Than Twelve Months, Gross Unrealized Losses	(258,237)	(61,393)
Twelve Months or More, Fair Value		623,455
Twelve Months or More, Gross Unrealized Losses		(2,068)
Fair Value	23,955,743	9,260,036
Gross Unrealized Losses	(258,237)	(63,461)
U.S. government and agencies | Unsecured Debt
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	545,291	1,491,864
Less Than Twelve Months, Gross Unrealized Losses	(10,556)	(8,137)
Fair Value	545,291	1,491,864
Gross Unrealized Losses	(10,556)	(8,137)
Mortgage-backed securities (government-sponsored enterprises - residential)
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	16,172,999	4,910,314
Less Than Twelve Months, Gross Unrealized Losses	(95,319)	(18,488)
Twelve Months or More, Fair Value		623,455
Twelve Months or More, Gross Unrealized Losses		(2,068)
Fair Value	16,172,999	5,533,769
Gross Unrealized Losses	(95,319)	(20,556)
Municipal bonds | Unsecured Debt
Investments, Unrealized Loss Position [Line Items]
Less Than Twelve Months, Fair Value	7,237,453	2,234,403
Less Than Twelve Months, Gross Unrealized Losses	(152,362)	(34,768)
Fair Value	7,237,453	2,234,403
Gross Unrealized Losses	$ (152,362)	$ (34,768)

Classes of Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Net deferred loan fees	(6,373)	39,721
Allowance for loan losses	3,339,464	3,296,607
Net loans	173,753,059	170,865,102
Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,386,147	39,472,008
Mortgage loans on real estate | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	12,733,963	16,042,788
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	29,046,437	23,198,454
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,982,491	9,590,745
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 14,571,819	$ 15,755,973

Loans and Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 D Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period that TDR's returned to accrual status after considering the borrower's sustained repayment performance	6 months
Troubled debt restructurings, recorded investment	$ 379,642	$ 1,359,533
Troubled debt restructurings, number of modification	10	13
Loan maturity period		90
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan commitments reimbursement period	30 days
Percentage of applicant's total monthly obligations to total monthly income	38.00%
Commercial Real Estate and Commercial Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount that requires risk rating verification	500,000
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	266,968	143,814
Troubled debt restructurings, number of modification	2	5
TDR's defaulted as they were more than 90 days past due	50,587
Troubled debt restructurings, number of modification	2
Real estate loan		18,252
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	20,513	3,430
Troubled debt restructurings, number of modification	3	1
TDR's defaulted as they were more than 90 days past due	68,538
Troubled debt restructurings, number of modification	1
Real estate loan		80,533
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	111,754
Troubled debt restructurings, number of modification	2
Commercial Real Estate Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	27,900
Troubled debt restructurings, number of modification	1
Single Family Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		26,455
Troubled Debt Restructuring | Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		55,521
Troubled Debt Restructuring | Consumer Home Equity Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loan		29,819
One-to-four family residential | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
One-to-four family residential | Freddie Mac | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	15 years
One-to-four family residential | Adjustable rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate adjustments per year, maximum	2.00%
Interest rate adjustments cap on interest rate increases over the life of the loan	6.00%
One-to-four family residential | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
One-to-four family residential | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	70,739	178,046
Troubled debt restructurings, number of modification	2	3
TDR's defaulted as they were more than 90 days past due	91,521
Troubled debt restructurings, number of modification	2
One-to-four family residential | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	28.00%
One-to-four family residential | Mortgage loans on real estate | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Commercial and Agricultural Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Commercial and Agricultural Real Estate Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan value that requires written appraisals from licensed or certified appraisers	250,000
Commercial and Agricultural Real Estate Loans | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Commercial and Agricultural Real Estate Loans | Mortgage loans on real estate | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	5 years
Home equity | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	95.00%
Troubled debt restructurings, recorded investment	21,422	95,769
Troubled debt restructurings, number of modification	3	2
TDR's defaulted as they were more than 90 days past due	10,836
Troubled debt restructurings, number of modification	2
Home equity | Mortgage loans on real estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Officer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	500,000
Director | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Commercial | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment		938,474
Troubled debt restructurings, number of modification		2
Specific Allowance after modification		$ 133,889

Balance in Allowances for Loan Losses and Recorded Investment in Loans Based on Portfolio Segment and Impairment Method (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Allowance for loan losses, beginning balance	$ 3,296,607	$ 2,964,285
Provision charged to expense	490,000	625,000
Losses charged off	(585,546)	(486,878)
Recoveries	138,403	194,200
Allowance for loan losses, ending balance	3,339,464	3,296,607
Allowance for loan losses, individually evaluated for impairment, ending balance	879,141	690,329
Allowance for loan losses, collectively evaluated for impairment, ending balance	2,460,323	2,606,278
Loans:
Loans receivable gross	177,086,150	174,201,430
Loans, individually evaluated for impairment, ending balance	2,743,210	2,869,063
Loans, collectively evaluated for impairment, ending balance	174,342,940	171,332,367
Mortgage loans on real estate
Loans:
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Allowance for loan losses:
Allowance for loan losses, beginning balance	697,223	561,309
Provision charged to expense	99,055	266,296
Losses charged off	(82,192)	(130,382)
Recoveries	26,943
Allowance for loan losses, ending balance	741,029	697,223
Allowance for loan losses, individually evaluated for impairment, ending balance		36,300
Allowance for loan losses, collectively evaluated for impairment, ending balance	741,029	660,923
Loans:
Loans receivable gross	41,386,147	39,472,008
Loans, individually evaluated for impairment, ending balance	339,513	551,921
Loans, collectively evaluated for impairment, ending balance	41,046,634	38,920,087
Mortgage loans on real estate | Commercial
Allowance for loan losses:
Allowance for loan losses, beginning balance	1,107,585	1,193,928
Provision charged to expense	(11,157)	195,118
Losses charged off	(356,270)	(306,303)
Recoveries	88,715	24,842
Allowance for loan losses, ending balance	828,873	1,107,585
Allowance for loan losses, individually evaluated for impairment, ending balance	262,177	357,880
Allowance for loan losses, collectively evaluated for impairment, ending balance	566,696	749,705
Loans:
Loans receivable gross	30,973,177	40,169,813
Loans, individually evaluated for impairment, ending balance	1,603,956	1,727,406
Loans, collectively evaluated for impairment, ending balance	29,369,221	38,442,407
Mortgage loans on real estate | Agricultural
Allowance for loan losses:
Allowance for loan losses, beginning balance	115,154	92,988
Provision charged to expense	34,414	22,166
Allowance for loan losses, ending balance	149,568	115,154
Allowance for loan losses, collectively evaluated for impairment, ending balance	149,568	115,154
Loans:
Loans receivable gross	37,392,116	29,971,649
Loans, collectively evaluated for impairment, ending balance	37,392,116	29,971,649
Mortgage loans on real estate | Home equity
Allowance for loan losses:
Allowance for loan losses, beginning balance	309,409	300,257
Provision charged to expense	86,076	26,863
Losses charged off	(80,126)	(24,904)
Recoveries	13,637	7,193
Allowance for loan losses, ending balance	328,996	309,409
Allowance for loan losses, collectively evaluated for impairment, ending balance	328,996	309,409
Loans:
Loans receivable gross	12,733,963	16,042,788
Loans, individually evaluated for impairment, ending balance	56,677	29,353
Loans, collectively evaluated for impairment, ending balance	12,677,286	16,013,435
Commercial business
Allowance for loan losses:
Allowance for loan losses, beginning balance	711,864	472,376
Provision charged to expense	219,102	83,654
Recoveries	3,285	155,834
Allowance for loan losses, ending balance	934,251	711,864
Allowance for loan losses, individually evaluated for impairment, ending balance	610,779	296,149
Allowance for loan losses, collectively evaluated for impairment, ending balance	323,472	415,715
Loans:
Loans receivable gross	29,046,437	23,198,454
Loans, individually evaluated for impairment, ending balance	728,672	552,814
Loans, collectively evaluated for impairment, ending balance	28,317,765	22,645,640
Agricultural business
Allowance for loan losses:
Allowance for loan losses, beginning balance	58,428	58,250
Provision charged to expense	(14,498)	178
Allowance for loan losses, ending balance	43,930	58,428
Allowance for loan losses, collectively evaluated for impairment, ending balance	43,930	58,428
Loans:
Loans receivable gross	10,982,491	9,590,745
Loans, collectively evaluated for impairment, ending balance	10,982,491	9,590,745
Consumer loan
Allowance for loan losses:
Allowance for loan losses, beginning balance	138,385	163,690
Provision charged to expense	74,224	(6,347)
Losses charged off	(66,958)	(25,289)
Recoveries	5,823	6,331
Allowance for loan losses, ending balance	151,474	138,385
Allowance for loan losses, individually evaluated for impairment, ending balance	6,185
Allowance for loan losses, collectively evaluated for impairment, ending balance	145,289	138,385
Loans:
Loans receivable gross	14,571,819	15,755,973
Loans, individually evaluated for impairment, ending balance	14,392	7,569
Loans, collectively evaluated for impairment, ending balance	14,557,427	15,748,404
Unallocated
Allowance for loan losses:
Allowance for loan losses, beginning balance	158,559	121,487
Provision charged to expense	2,784	37,072
Allowance for loan losses, ending balance	161,343	158,559
Allowance for loan losses, collectively evaluated for impairment, ending balance	$ 161,343	$ 158,559

Credit Risk Profile of Loan Portfolio based on Rating Category and Payment Activity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Mortgage loans on real estate | Pass | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	38,123,451	36,040,795
Mortgage loans on real estate | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	28,283,081	36,936,906
Mortgage loans on real estate | Pass | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	37,392,116	29,567,057
Mortgage loans on real estate | Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	11,919,440	14,746,631
Mortgage loans on real estate | Special Mention | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	1,273,558	1,642,602
Mortgage loans on real estate | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	187,936	574,484
Mortgage loans on real estate | Special Mention | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross		404,592
Mortgage loans on real estate | Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	272,563	278,323
Mortgage loans on real estate | Substandard | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	1,989,138	1,788,611
Mortgage loans on real estate | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	2,502,160	2,658,423
Mortgage loans on real estate | Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	541,960	1,017,834
Mortgage loans on real estate | Corporate Credit Quality Indicator | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	41,386,147	39,472,008
Mortgage loans on real estate | Corporate Credit Quality Indicator | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Corporate Credit Quality Indicator | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Corporate Credit Quality Indicator | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	12,733,963	16,042,788
Commercial business | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	28,301,663	22,253,904
Commercial business | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	849	3,402
Commercial business | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	743,925	941,148
Commercial business | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	29,046,437	23,198,454
Agricultural business | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	10,982,491	9,336,899
Agricultural business | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross		253,846
Agricultural business | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	10,982,491	9,590,745
Consumer loan | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	14,291,487	15,409,729
Consumer loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	111,945	153,316
Consumer loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	168,387	192,928
Consumer loan | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	$ 14,571,819	$ 15,755,973

Loan Portfolio Aging Analysis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 1,066,900	$ 1,033,227
60-89 Days Past Due	348,112	338,186
Greater Than 90 Days	1,434,818	1,303,818
Total Past Due	2,849,830	2,675,231
Current	174,236,320	171,526,199
Loans receivable gross	177,086,150	174,201,430
Total Loans > 90 Days & Accruing
Mortgage loans on real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	727,315	289,337
60-89 Days Past Due	213,126	161,654
Greater Than 90 Days	984,996	1,020,862
Total Past Due	1,925,437	1,471,853
Current	39,460,710	38,000,155
Loans receivable gross	41,386,147	39,472,008
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	37,392,116	29,971,649
Loans receivable gross	37,392,116	29,971,649
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		75,924
Greater Than 90 Days	279,622	48,428
Total Past Due	279,622	124,352
Current	30,693,555	40,045,461
Loans receivable gross	30,973,177	40,169,813
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	158,414	511,562
60-89 Days Past Due	70,596	50,455
Greater Than 90 Days	136,508	197,191
Total Past Due	365,518	759,208
Current	12,368,445	15,283,580
Loans receivable gross	12,733,963	16,042,788
Total Loans > 90 Days & Accruing
Agricultural business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,982,491	9,590,745
Loans receivable gross	10,982,491	9,590,745
Total Loans > 90 Days & Accruing
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	29,046,437	23,198,454
Loans receivable gross	29,046,437	23,198,454
Total Loans > 90 Days & Accruing
Consumer loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	181,171	156,404
60-89 Days Past Due	64,390	126,077
Greater Than 90 Days	33,692	37,337
Total Past Due	279,253	319,818
Current	14,292,566	15,436,155
Loans receivable gross	14,571,819	15,755,973
Total Loans > 90 Days & Accruing

Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Balance, Total	$ 2,743,210	$ 2,869,063
Unpaid Principal Balance, Total	2,743,210	2,869,063
Specific Allowance, Total	879,141	690,329
Average Impairment in Impaired Loans, Total	2,848,158	3,038,339
Interest Income Recognized, Total	186,062	163,390
Interest Income Recognized Cash Basis, Total	182,178	185,279
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	339,513	235,856
Loans without a specific valuation allowance, Unpaid Principal Balance	339,513	235,856
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	343,593	249,103
Loans without a specific valuation allowance, Interest Income Recognized	17,163	10,446
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	16,909	11,162
Loans with a specific valuation allowance, Recorded Balance		316,065
Loans with a specific valuation allowance, Unpaid Principal Balance		316,065
Loans with a specific valuation allowance, Specific Allowance		36,300
Loans with a specific valuation allowance, Average Impairment in Impaired Loans		368,040
Loans with a specific valuation allowance, Interest Income Recognized		25,241
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis		18,341
Recorded Balance, Total	339,513	551,921
Unpaid Principal Balance, Total	339,513	551,921
Specific Allowance, Total		36,300
Average Impairment in Impaired Loans, Total	343,593	617,143
Interest Income Recognized, Total	17,163	35,687
Interest Income Recognized Cash Basis, Total	16,909	29,503
Mortgage loans on real estate | Commercial
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	201,135	69,249
Loans without a specific valuation allowance, Unpaid Principal Balance	201,135	69,249
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	205,756	71,972
Loans without a specific valuation allowance, Interest Income Recognized	27,727	457
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	16,136	254
Loans with a specific valuation allowance, Recorded Balance	1,402,821	1,658,157
Loans with a specific valuation allowance, Unpaid Principal Balance	1,402,821	1,658,157
Loans with a specific valuation allowance, Specific Allowance	262,177	357,880
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	1,443,005	1,726,905
Loans with a specific valuation allowance, Interest Income Recognized	91,130	88,084
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	91,075	117,289
Recorded Balance, Total	1,603,956	1,727,406
Unpaid Principal Balance, Total	1,603,956	1,727,406
Specific Allowance, Total	262,177	357,880
Average Impairment in Impaired Loans, Total	1,648,761	1,798,877
Interest Income Recognized, Total	118,857	88,541
Interest Income Recognized Cash Basis, Total	107,211	117,543
Mortgage loans on real estate | Home equity
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	56,677	29,353
Loans without a specific valuation allowance, Unpaid Principal Balance	56,677	29,353
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	57,934	21,954
Loans without a specific valuation allowance, Interest Income Recognized	4,087	1,933
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	4,162	1,605
Recorded Balance, Total	56,677	29,353
Unpaid Principal Balance, Total	56,677	29,353
Average Impairment in Impaired Loans, Total	57,934	21,954
Interest Income Recognized, Total	4,087	1,933
Interest Income Recognized Cash Basis, Total	4,162	1,605
Commercial business
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Specific Allowance
Loans with a specific valuation allowance, Recorded Balance	728,672	552,814
Loans with a specific valuation allowance, Unpaid Principal Balance	728,672	552,814
Loans with a specific valuation allowance, Specific Allowance	610,779	296,149
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	780,979	592,796
Loans with a specific valuation allowance, Interest Income Recognized	44,887	37,192
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	52,898	36,628
Recorded Balance, Total	728,672	552,814
Unpaid Principal Balance, Total	728,672	552,814
Specific Allowance, Total	610,779	296,149
Average Impairment in Impaired Loans, Total	780,979	592,796
Interest Income Recognized, Total	44,887	37,192
Interest Income Recognized Cash Basis, Total	52,898	36,628
Consumer loan
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	8,207
Loans without a specific valuation allowance, Unpaid Principal Balance	8,207
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	9,795
Loans without a specific valuation allowance, Interest Income Recognized	495
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	422
Loans with a specific valuation allowance, Recorded Balance	6,185	7,569
Loans with a specific valuation allowance, Unpaid Principal Balance	6,185	7,569
Loans with a specific valuation allowance, Specific Allowance	6,185
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	7,096	7,569
Loans with a specific valuation allowance, Interest Income Recognized	573	37
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	576
Recorded Balance, Total	14,392	7,569
Unpaid Principal Balance, Total	14,392	7,569
Specific Allowance, Total	6,185
Average Impairment in Impaired Loans, Total	16,891	7,569
Interest Income Recognized, Total	1,068	37
Interest Income Recognized Cash Basis, Total	$ 998

Recorded Balance at Original Cost of Troubled Debt Restructurings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	$ 2,155,866	$ 1,976,797
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	267,916	213,966
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	1,011,350	1,075,483
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	84,123	125,588
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	701,271	477,798
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost	$ 91,206	$ 83,962

Recorded Balance at Original Cost of Troubled Debt Restructurings which were Performing According to Terms of Restructuring (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	$ 1,985,288	$ 1,797,242
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	127,399	131,990
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	983,450	1,007,723
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	84,123	95,769
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	701,271	477,798
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	$ 89,045	$ 83,962

Loans Modified as Troubled Debt Restructurings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	10	13
Troubled debt restructurings, recorded investment	$ 379,642	$ 1,359,533
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	2	3
Troubled debt restructurings, recorded investment	70,739	178,046
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification		2
Troubled debt restructurings, recorded investment		938,474
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	3	2
Troubled debt restructurings, recorded investment	21,422	95,769
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	2	5
Troubled debt restructurings, recorded investment	266,968	143,814
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, number of modification	3	1
Troubled debt restructurings, recorded investment	$ 20,513	$ 3,430

Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 2,213,778	$ 2,400,467
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	1,203,328	1,297,953
Mortgage loans on real estate | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	560,073	361,524
Mortgage loans on real estate | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	276,877	423,113
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	51,436	66,852
Consumer loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 122,064	$ 251,025

Major Classifications of Premises and Equipment Stated at Cost (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 13,833,852	$ 13,376,114
Less accumulated depreciation	(8,179,076)	(7,843,394)
Net premises and equipment	5,654,776	5,532,720
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	983,276	983,276
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,756,293	7,573,247
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,094,283	$ 4,819,591

Loan Servicing - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Mortgage Servicing Rights [Line Items]
Unpaid principal balance of mortgage loans serviced for others	$ 148,346,763	$ 146,160,915
Capitalized mortgage servicing rights, valuation allowance	$ 129,279	$ 173,791	$ 163,989	$ 428,030

Mortgage Servicing Rights Measured using Amortization Method with Aggregate Activity in Related Valuation Allowances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Mortgage Servicing Rights [Line Items]
Balance, beginning of year	$ 871,524	$ 961,316
Additions	219,975	137,206
Amortization	(297,784)	(226,998)
Balance at end of year	793,715	871,524
Balance at beginning of year	173,791	163,989	428,030
Additions due to decreases in market value		58,818
Reduction due to increases in market value
Reduction due to payoff of loans	(44,512)	(49,016)
Balances at end of year	129,279	173,791	428,030
Mortgage servicing assets, net	664,436	697,733
Fair value as of the beginning of the period	758,175	1,012,722
Fair value as of the end of the period	$ 765,029	$ 758,175

Interest-bearing Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Interest-bearing deposits in denominations of $100,000 or more	$ 104,717,280	$ 95,661,871

Deposit Interest Expense by Deposit Type (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Savings, NOW and Money Market	$ 339,065	$ 425,505
Certificates of deposit	1,949,000	2,437,263
Total deposit interest expense	$ 2,288,065	$ 2,862,768

Scheduled Maturities of Time Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments Classified by Contractual Maturity Date [Line Items]
2013	$ 66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946
Time deposits	$ 122,864,662	$ 131,316,770

Short-term Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	$ 12,740,610	$ 6,517,750
Securities sold under agreements to repurchase	13,705,583	6,784,967
Federal Home Loan Bank advances, maturity year	2013
Interest on FHLB advances	0.30%
Overnight Advance
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	700,000	0
Secured by Mortgage Loan
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	28,758,638
Maximum
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	23,463,685	6,517,750
Monthly Average
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 6,366,508	$ 4,541,552

Components of Provision for Income Taxes (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal									$ 1,037,608	$ 1,067,443
State									466,765	438,190
Deferred income taxes									(166,886)	(246,539)
Income Tax Benefit	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 281,656	$ 345,616	$ 368,407	$ 263,415	$ 1,337,487	$ 1,259,094

Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,667,534	$ 1,545,224
Increase (decrease) resulting from
Tax exempt interest									(546,910)	(498,697)
State income taxes, net									286,869	268,790
Increase in cash surrender value									(68,838)	(53,078)
Other									(1,168)	(3,145)
Income Tax Benefit	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 281,656	$ 345,616	$ 368,407	$ 263,415	$ 1,337,487	$ 1,259,094
Tax expense as a percentage of pre-tax income									27.27%	27.70%

Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory rate	34.00%	34.00%

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on Consolidated Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 1,214,733	$ 1,197,475
Deferred compensation	1,492,971	1,327,230
State net operating loss carryforward	196,811	196,811
Other	4,555
Deferred Tax Assets, Gross, Total	2,909,070	2,721,516
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,492,185)	(1,376,737)
Depreciation	(452,711)	(400,541)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,834)	(65,907)
Mortgage servicing rights	(267,568)	(285,178)
Other		(27,819)
Deferred Tax Liabilities, Gross, Noncurrent	(2,444,522)	(2,308,406)
Net deferred tax asset	$ 464,548	$ 413,110

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Operating loss carry forwards	$ 196,811	$ 196,811
Deferred income tax liabilities that would have been recorded if they were expected to reverse into taxable income in the foreseeable future	1,000,000	1,000,000
Retained earnings for which no deferred federal income tax liability has been recognized	2,600,000	2,600,000
Illinois
Income Taxes [Line Items]
Operating loss carry forwards	$ 4,084,922	$ 4,084,922
Operating loss carryforwards limitations	Recent Illinois legislation has suspended the use of these loss carryovers for tax years 2011 through 2013 and the expiration dates were extended by three years. Management believes the Company will produce taxable earnings in the future which will enable the net operating loss carryforwards to be utilized prior to expiration.
Illinois | Minimum
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2018
Illinois | Maximum
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2022

Components of Accumulated Other Comprehensive Income Included in Stockholders' Equity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale	$ 4,388,778	$ 4,049,227
Tax effect	(1,492,185)	(1,376,737)
Accumulated other comprehensive income (loss), net-of-tax amount	$ 2,896,593	$ 2,672,490

Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 36,620	$ 33,667
Total risk-based capital (to risk-weighted assets), Actual Ratio	17.72%	16.67%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	16,535	16,153
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,668	20,191
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	34,027	31,134
Tier I capital (to risk-weighted assets), Actual Ratio	16.46%	15.42%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	8,267	8,076
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	12,401	12,115
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual Amount	34,027	31,134
Tier I capital (to average assets), Actual Ratio	10.89%	10.35%
Tier I capital (to average assets), Minimum Capital Requirement Amount	12,503	12,032
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,628	15,040
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	34,027	31,134
Tangible capital (to adjusted tangible assets), Actual Ratio	10.89%	10.35%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,689	$ 4,512
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%

Reconciliation of Bank Equity Amount for Regulatory Capital Purposes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Bank equity	$ 39,650	$ 36,548
Less net unrealized gain (loss)	2,896	2,672
Less disallowed goodwill	2,727	2,727
Less disallowed servicing amounts		15
Tier 1 capital	34,027	31,134
Plus allowance for loan losses	2,593	2,533
Total risked-based capital	$ 36,620	$ 33,667

Regulatory Matters - Additional Information (Detail) (USD $)	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend payment without prior regulatory approval	$ 7,900,000

Related Party Transactions - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Loans outstanding to related parties	$ 3,922,338	$ 2,927,377	$ 2,820,414
Deposits from related parties	$ 2,788,000	$ 2,614,000

Annual Activity of Loans Outstanding to Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance beginning of year	$ 2,927,377	$ 2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)
Balance, end of year	$ 3,922,338	$ 2,927,377

Employee Benefits - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 3,707,402	$ 3,295,827
Compensation expense		67,931
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	416,140
ESOP compensation expense		58,564	45,121
Allocated shares		49,668	52,815
Fair value of allocated shares held by the ESOP		861,740
Fair value of shares subject to repurchase obligation		924,616
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,329,859	2,288,283
Compensation expense		135,730	153,145
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		1,377,543	1,007,544
Compensation expense		398,899	199,662
Plan 401 (k)
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 213,983	$ 182,833
Plan 401 (k) | Minimum
Employee Benefits Disclosure [Line Items]
Annual interest rate		2.00%	2.50%
Plan 401 (k) | Maximum
Employee Benefits Disclosure [Line Items]
Annual interest rate		2.50%	2.75%

Summary of ESOP Shares (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	49,668	52,815
Shares committed for allocation	3,624	3,471
Unearned shares	32,438	32,591
Total ESOP shares	85,730	88,877
Fair value of unearned shares at December 31	$ 562,799	$ 448,126

Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 23, 1996 1996 Stock Option plan	Dec. 31, 2004 1996 Stock Option plan	Apr. 30, 2001 2001 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded	104,035		83,625	5,600	87,100
Award expiration period	10 years		10 years		10 years
Exercise price per share	$ 15.65		$ 8.83	$ 14	$ 10
Antidilutive securities share amount	104,035	4,504
Antidilutive securities exercise price per share		$ 13.98
Intrinsic value of option exercised	$ 2,630	$ 63,683
Total unrecognized compensation costs	383,129	0
Weighted-average period to recognize compensation cost	5 years
Fair value of share vested	67,931
Recognized tax benefit	$ 27,356

Fair Value of Share Options Granted (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7 years
Risk-free rate	1.37%

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	4,504	33,382
Granted	104,035
Exercised	(1,201)	(21,661)
Forfeited or expired		(7,217)
Outstanding, end of year	107,338	4,504
Exercisable, end of year	3,303	4,504
Weighted Average Exercise price
Outstanding, Beginning balance	$ 13.98	$ 10.52
Granted	$ 15.65
Exercised	$ 13.98	$ 9.98
Forfeited or expired		$ 9.98
Outstanding, Ending balance	$ 15.6	$ 13.98
Exercisable, Ending balance	$ 13.98	$ 13.98
Weighted Average Remaining Contractual Term
Outstanding, Ending balance	9 years 3 months	2 years 6 months
Exercisable, Ending balance	1 year 6 months	2 years 6 months
Aggregate Intrinsic Value
Outstanding Aggregate Intrinsic Value, Ending Balance	$ 187,991
Outstanding Aggregate Intrinsic Value, Ending Balance	187,991
Exercisable, Aggregate Intrinsic Value	$ 11,131

Status of Nonvested Shares (Detail) (USD $)	Dec. 31, 2012
Non Vested Shares
Granted	104,035
Nonvested, end of year	104,035
Weighted-Average Grant-Date Fair Value
Granted	$ 15.65
Nonvested, end of year	$ 15.65

Computation of Earnings Per Share (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 775,359	$ 1,029,853	$ 847,063	$ 914,749	$ 774,427	$ 871,683	$ 904,834	$ 734,739	$ 3,567,024	$ 3,285,683
Weighted average shares, basic									1,883,375	1,890,449
Effect of dilutive securities									447
Weighted average shares, diluted									1,883,822	1,890,449
Basic Earnings Per Share	$ 0.4	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 0.4	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74

Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Antidilutive securities share amount	104,035	4,504
Antidilutive securities exercise price per share		$ 13.98

Fair Value Measurements of Assets Recognized in Balance Sheets on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
U.S. government and agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 10,328,880	$ 14,335,643
Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	51,956,481	40,364,086
Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,102,462	47,922,319
Significant Other Observable Inputs (Level 2) | U.S. government and agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	10,328,880	14,335,643
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	51,956,481	40,364,086
Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 53,102,462	$ 47,922,319

Fair Value Measurement of Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Impaired loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,032,580	$ 867,318
Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	137,193	435,480
Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		697,733
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	1,032,580	867,318
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	137,193	435,480
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		$ 697,733

Disclosure about Fair Value of Assets and Liabilities - Additional Information (Detail) (Significant Unobservable Inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 0	$ (58,818)
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	(183,319)	(393,319)
Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ (56,193)	$ 32,352

Quantitative Information about Unobservable Inputs Used in Nonrecurring Level 3 Fair Value Measurements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 137,193	$ 435,480
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	1,032,580	867,318
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	137,193	435,480
Valuation Technique	Market comparable properties
Unobservable Inputs	Comparability adjustments
Range (Weighted Average)	26.00%
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 1,032,580	$ 867,318
Valuation Technique	Market comparable properties
Unobservable Inputs	Marketability discount
Range (Weighted Average)	25.00%
Significant Unobservable Inputs (Level 3) | Impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	20.00%
Significant Unobservable Inputs (Level 3) | Impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	30.00%

Estimated Fair Values of Other Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial assets
Cash and cash equivalents	$ 7,293,711	$ 11,387,947
Interest-earning time deposits in banks	2,972,000	2,476,000
Other investments	96,041	116,088
Loans held for sale	711,986	446,818
Loans, net of allowance for loan losses	173,753,059	170,865,102
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	2,053,472	2,071,534
Financial liabilities
Deposits	258,520,729	254,240,060
Short-term borrowings	12,740,610	6,517,750
Advances from borrowers for taxes and insurance	832,345	740,083
Interest payable	276,757	349,121
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	7,293,711
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Significant Other Observable Inputs (Level 2)
Financial assets
Interest-earning time deposits in banks	2,972,000
Other investments	96,041
Loans held for sale	711,986
Federal Home Loan Bank stock	1,113,800
Interest receivable	2,053,472
Financial liabilities
Deposits	135,656,067
Short-term borrowings	12,740,610
Advances from borrowers for taxes and insurance	832,345
Interest payable	276,757
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Significant Unobservable Inputs (Level 3)
Financial assets
Loans, net of allowance for loan losses	172,609,490
Financial liabilities
Deposits	125,864,749
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value
Financial assets
Cash and cash equivalents		11,387,947
Interest-earning time deposits in banks		2,476,000
Other investments		116,088
Loans held for sale		446,818
Loans, net of allowance for loan losses		169,667,091
Federal Home Loan Bank stock		1,113,800
Interest receivable		2,071,534
Financial liabilities
Deposits		265,515,126
Short-term borrowings		6,517,750
Advances from borrowers for taxes and insurance		740,083
Interest payable		349,121
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit

Significant Estimates and Concentrations - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Agricultural business
Concentration Risk [Line Items]
Loans receivable gross	10,982,491	9,590,745
Mortgage loans on real estate
Concentration Risk [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | Agricultural
Concentration Risk [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Commercial
Concentration Risk [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Commercial | Loans outside company's normal lending area
Concentration Risk [Line Items]
Loans receivable gross	$ 4,162,724	$ 7,919,284

Commitments and Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012 Outstanding commitments to originate loans	Dec. 31, 2011 Outstanding commitments to originate loans	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2011 Outstanding commitments to originate loans Fixed Income Interest Rate	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate Minimum	Dec. 31, 2012 Outstanding commitments to originate loans Fixed Income Interest Rate Maximum	Dec. 31, 2012 Standby Letters of Credit	Dec. 31, 2011 Standby Letters of Credit	Dec. 31, 2012 Unused lines of Credit Commercial Lines	Dec. 31, 2011 Unused lines of Credit Commercial Lines	Dec. 31, 2012 Unused lines of Credit Open-ended consumer	Dec. 31, 2011 Unused lines of Credit Open-ended consumer
Commitments and Contingencies Disclosure [Line Items]
Commitments and Credit Risk	$ 4,730,883	$ 3,815,495	$ 4,186,883	$ 1,352,995			$ 368,390	$ 400,914	$ 18,402,387	$ 24,618,277	$ 11,625,113	$ 12,444,370
Loan commitments, fixed rate of interest					3.13%	6.00%

Quarterly Results of Operations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Interest income	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 3,305,598	$ 3,543,418	$ 3,595,496	$ 3,422,767	$ 12,791,233	$ 13,867,279
Interest expense	530,349	577,505	587,610	607,536	637,803	684,629	752,279	804,717	2,303,000	2,879,428
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355	2,667,795	2,858,789	2,843,217	2,618,050	10,488,233	10,987,851
Provision for loan losses	120,000	120,000	170,000	80,000	150,000	150,000	150,000	175,000	490,000	625,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355	2,517,795	2,708,789	2,693,217	2,443,050	9,998,233	10,362,851
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385	1,035,151	1,001,261	974,709	984,762	4,882,228	3,995,883
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102	2,496,863	2,492,751	2,394,685	2,429,658	9,975,950	9,813,957
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638	1,056,083	1,217,299	1,273,241	998,154	4,904,511	4,544,777
Income tax expense	254,015	417,870	298,713	366,889	281,656	345,616	368,407	263,415	1,337,487	1,259,094
Net income	$ 775,359	$ 1,029,853	$ 847,063	$ 914,749	$ 774,427	$ 871,683	$ 904,834	$ 734,739	$ 3,567,024	$ 3,285,683
Basic Earnings Per Share	$ 0.4	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 0.4	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74

Condensed Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 2,696,107	$ 2,805,490
Other assets	1,804,184	1,934,375
Total assets	321,446,238	307,289,357
Liabilities
Other liabilities	1,033,951	981,093
Stockholders' Equity	44,120,329	41,165,423	35,678,150
Total liabilities and stockholders' equity	321,446,238	307,289,357
Parent Company
Assets
Cash and due from banks	4,083,024	4,334,876
Investment in common stock of subsidiary	39,649,911	36,548,233
Loan receivable from subsidiary	326,564	360,973
Other assets	118,690	100,974
Total assets	44,178,189	41,345,056
Liabilities
Other liabilities	57,860	179,633
Stockholders' Equity	44,120,329	41,165,423
Total liabilities and stockholders' equity	$ 44,178,189	$ 41,345,056

Condensed Statements of Income and Comprehensive Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income
Total income	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 3,305,598	$ 3,543,418	$ 3,595,496	$ 3,422,767	$ 12,791,233	$ 13,867,279
Expenses
Income Tax Benefit	254,015	417,870	298,713	366,889	281,656	345,616	368,407	263,415	1,337,487	1,259,094
Net Income	775,359	1,029,853	847,063	914,749	774,427	871,683	904,834	734,739	3,567,024	3,285,683
Comprehensive Income									3,791,127	6,108,975
Parent Company
Income
Dividends from subsidiary									1,000,000	300,000
Other income									21,110	26,491
Total income									1,021,110	326,491
Expenses
Other expenses									417,781	263,675
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									603,329	62,816
Income Tax Benefit									(162,099)	(95,514)
Income Before Equity in Undistributed Income of Subsidiary									765,428	158,330
Equity in Undistributed Income of Subsidiary									2,801,596	3,127,353
Net Income									3,567,024	3,285,683
Comprehensive Income									$ 3,791,127	$ 6,108,975

Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 3,567,024	$ 3,285,683
Net cash provided by operating activities	4,336,450	4,079,781
Investing Activity
Net cash provided by investing activities	(18,063,761)	(1,394,634)
Financing Activities
Dividends paid	(748,986)	(563,059)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931
Exercise of stock options	16,790	34,236
Net cash provided by (used in) financing activities	9,633,075	(240,600)
Net Change in Cash and Cash Equivalents	(4,094,236)	2,444,547
Cash and Cash Equivalents at Beginning of Year	11,387,947	8,943,400
Cash and Cash Equivalents at End of Year	7,293,711	11,387,947
Parent Company
Operating Activities
Net income	3,567,024	3,285,683
Items not providing cash, net	(2,801,596)	(3,127,353)
Change in other assets and liabilities, net	(156,994)	18,389
Net cash provided by operating activities	608,434	176,719
Investing Activity
Loan payment from subsidiary	34,409	34,360
Net cash provided by investing activities	34,409	34,360
Financing Activities
Dividends paid	(748,896)	(578,196)
Stock repurchase	(230,520)	(138,000)
Stock-based compensation expense	67,931
Exercise of stock options	16,790	34,236
Net cash provided by (used in) financing activities	(894,695)	(681,960)
Net Change in Cash and Cash Equivalents	(251,852)	(470,881)
Cash and Cash Equivalents at Beginning of Year	4,334,876	4,805,757
Cash and Cash Equivalents at End of Year	$ 4,083,024	$ 4,334,876